SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 14                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No. 15                                                 [X]

                        (Check appropriate box or boxes.)


                    AMERICAN CENTURY INTERNATIONAL BOND FUNDS
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                  4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


         William M. Lyons, 4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: May 1, 1999

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on May 1, 1999 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

[front cover]

                                AMERICAN CENTURY

                                Prospectus

                                                        International Bond Fund

                                               [american century logo (reg. sm)]
                                                                        American
                                                                         Century

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                                                                     MAY 1, 1999
                                                                  INVESTOR CLASS


   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                         Distributed by Funds Distributor, Inc.





Dear Investor,

   Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

   Here's what you'll find:

      *   The fund's primary investments and risks

      *   A description of who may or may not want to invest in the fund

      * Fund performance, including returns for each year, best and worst quarters, and average annual returns compared to the fund's benchmarks

      *   An overview of services available and ways to manage your accounts

      *   Helpful tips and definitions of key investment terms

   Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the fund. If you have questions, our Investor Relations Representatives are available weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m., Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.

                               Sincerely,
                               /s/Mark Killen
                               Mark Killen
                               Senior Vice President
                               American Century Investment Services, Inc.


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                        [american century logo (reg. sm)]
                                    American
                                     Century


                                American Century
                                   Investments

                                 P.O. Box 419200
                                 Kansas City, MO
                                   64141-6200




TABLE OF CONTENTS


An Overview of the Fund ...................................................    2
Fund Performance History ..................................................    3
Fees and Expenses .........................................................    4
Information about the Fund ................................................    5
Basics of Fixed-Income Investing ..........................................    7
Management ................................................................    9
Investing with American Century ...........................................   12
Share Price and Distributions .............................................   16
Taxes .....................................................................   17
Multiple Class Information ................................................   18
Financial Highlights ......................................................   19



[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[graphic of hand with pointing index finger] This symbol highlights special information and helpful tips.


                                                   American Century Investments


AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

The   fund   seeks   high   total   return   by   investing   in   high-quality,
nondollar-denominated government and corporate debt securities outside the United States.


WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests most of its assets in high-quality  DEBT  SECURITIES  issued by
foreign   corporations   and   governments.   The  advisor  expects  the  fund's
dollar-weighted average maturity to range from two to 10 years.


The fund's primary investment risks include

*  interest rate risk

*  currency risk

*  political and economic risk

*  market and trading risk


Additional important information about the fund's investment strategies and risks begins on page 5.


WHO MAY WANT TO INVEST IN THE FUND?


The fund may be a good investment if you

* want to diversify your investments beyond United States-dollar denominated securities and interest rate exposure

* want to protect your income against a decline in the purchasing power of the U.S. dollar relative to foreign currencies

*  are comfortable with the fund's other investment risks


WHO MAY NOT WANT TO INVEST IN THE FUND?


The fund may not be a good investment if you are

*  looking exclusively for current income

*  unable to tolerate the risk of investing in foreign securities

*  unable to tolerate rapid fluctuations in the value of your investment


*  looking for the added security of FDIC insurance

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DEBT  SECURITIES  means bonds,  notes and  debentures.  Debt securities also are sometimes called fixed-income securities.


[graphic of hand with pointing index finger] An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


2        American Century Investments                             1-800-345-2021



FUND PERFORMANCE HISTORY

INTERNATIONAL BOND FUND

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.


[bar chart]
                       1998     1997     1996     1995     1994     1993
                      -----------------------------------------------------
International Bond    17.87%   -5.88%   6.38%    24.40%   1.52%    11.79%


The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                Highest                  Lowest
--------------------------------------------------------------------------------
International Bond              13.84% (1Q 1995)         -6.79% (1Q 1997)

Average Annual Returns

The following table shows the average annual returns of the fund's Investor Class shares for the periods indicated during the life of the fund. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year                                             Life of
ended December 31, 1998              1 year        5 years        Fund(1)
-------------------------------------------------------------------------------
International Bond                   17.87%        8.37%          8.65%
-------------------------------------------------------------------------------
J.P. Morgan Global Traded
Government Bond Index(2)             18.49%        9.61%          9.31%
-------------------------------------------------------------------------------

(1) The inception date for the fund is January 7, 1992.

(2) Excluding the U.S. and with Japan weighted at 15%. Benchmark began January 31, 1992.



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[graphic of hand with pointing index finger] The performance information on this page is designed to help you understand how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic  of  hand  with  pointing   index   finger]  For  current   performance
information, including yields, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.


www.americancentury.com                    American Century Investments     3


FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Investor Class shares of other American Century funds

The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                   Distribution                  Total Annual
                      Management   and Service      Other        Fund Operating
                      Fee(1)       (12b-1) Fees     Expenses(2)  Expenses
--------------------------------------------------------------------------------
International Bond    0.84%        None             0.00%        0.84%

(1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decrease as fund assets increase. Please consult the Statement of Additional Information for more details about the fund's management fees.

(2) Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The example in the table below is intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                             1 year      3 years     5 years     10 years
--------------------------------------------------------------------------------
International Bond           $86         $268        $465        $1,034

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[graphic of hand with  pointing  index  finger] Use this  example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.


4      American Century Investments                             1-800-345-2021


INFORMATION ABOUT THE FUND

INTERNATIONAL BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The   fund   seeks   high   total   return   by   investing   in   high-quality,
nondollar-denominated government and corporate debt securities outside the United States.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund buys HIGH-QUALITY, nondollar-denominated foreign government and foreign corporate DEBT SECURITIES.

The subadvisor selects the fund's investments by using a combination of fundamental research and bond and currency valuation models.

* Economic/Political Fundamentals. The subadvisor evaluates each country's economic climate and political discipline for controlling deficits and inflation.

* Expected Return. Using economic forecasts, the subadvisor projects the expected return for each country.

* Relative Value. By contrasting expected risks and returns for investments in each country, the subadvisor selects those countries expected to produce the best return at reasonable risk.

Normally, the fund will only purchase bonds denominated in foreign currencies. The fund will not hedge back to the dollar.

The weighted average maturity of the fund is expected to be between two and 10 years.

Additional information about International Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk for International Bond is higher than for funds that have shorter weighted average maturities, such as short-term and limited-term funds.

As with all funds, at any given time, the value of your shares of International Bond may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

International Bond invests primarily in foreign securities, which involves greater risks than investing in U.S. securities. These risks are summarized below.

* Currency Risk. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of International Bond is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.

* Political and Economic Risk. Many countries where the fund invests are not as politically or economically developed as the United States. As a result, the economies and political and social structures of these countries could be unstable. This could cause the value of the fund's investments to decrease. The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.


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A HIGH-QUALITY DEBT SECURITY is one that has been determined to be among the top half of investment grade. This can be established in a number of ways. For example, independent rating agencies may rate the security in one of their two highest rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment.


www.americancentury.com                    American Century Investments      5


* Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund.

* Availability of Information. Foreign companies generally are not subject to the regulatory controls or uniform accounting, auditing and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.

In summary, International Bond is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with the fund's investment strategy. An investment in the fund should not be considered a complete investment program and is not appropriate for investors who are unable to tolerate rapid fluctuations in the value of their investment.


6       American Century Investments                             1-800-345-2021


BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, inflation and liquidity.

The fund managers decide which debt securities to buy and sell by

*  determining which securities help a fund meet its maturity requirements

*  identifying securities that satisfy a fund's credit quality requirements

* evaluating the current economic conditions and assessing the risk of inflation

* evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all of the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how a fund manager would calculate the weighted average maturity for a fund that owned only two debt securities.

                    Amount of        Percent of     Remaining      Weighted
                    Security Owned   Portfolio      Maturity       Maturity
--------------------------------------------------------------------------------
Debt Security A     $100,000         25%             1,000 days      250 days
--------------------------------------------------------------------------------
Debt Security B     $300,000         75%            10,000 days    7,500 days
--------------------------------------------------------------------------------
Weighted Average
Maturity                                                           7,750 days

TYPES OF RISK

The basic types of risk that the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. So when interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.

The degree to which interest rate changes affect the fund's performance varies and is related to the weighted average maturity of the fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. This sensitivity to interest rate changes is called interest rate risk.

[left margin]
[graphic of hand with pointing index finger] The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate the remaining maturity of a fund's investment portfolio.


www.americancentury.com                   American Century Investments       7


When interest rates change, longer maturity bonds experience a greater change in price. The following table shows the effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining                                 Price After
Maturity             Current Price        1% Increase        Change in Price
--------------------------------------------------------------------------------
1 year               $100.00              $99.06             -0.94%
--------------------------------------------------------------------------------
3 years              $100.00              $97.38             -2.62%
--------------------------------------------------------------------------------
10 years             $100.00              $93.20             -6.80%
--------------------------------------------------------------------------------
30 years             $100.00              $88.69            -11.31%


Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

It's not as simple as buying the highest-rated debt securities. Higher credit ratings usually mean lower interest rates, so investors often purchase securities that aren't the highest-rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

The following chart shows the authorized credit quality ranges for the fund offered by this Prospectus.

---------------------------------- ---------------------------------------------
         INVESTMENT GRADE                       NON-INVESTMENT GRADE
---------------------------------- ---------------------------------------------
            A-1               A-2      A-3
            P-1               P-2      P-3
          MIG-1             MIG-2    MIG-3
           SP-1              SP-2     SP-3
   AAA       AA       A       BBB       BB      B      CCC     CC     C     D
--------------------------------------------------------------------------------
XXXXXXXXXXXXXXX International Bond
--------------------------------------------------------------------------------

Securities rated in one of the highest four categories by a nationally recognized securities rating organization (e.g., Moody's or Standard & Poor's) are considered "investment grade." For a complete description of the ratings system, see "Explanation of Fixed-Income Securities Ratings" in the Statement of Additional Information. The fund's credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

Liquidity Risk

Debt securities can become difficult to sell for a variety of reasons, such as lack of an active trading market. When a fund's investments become difficult to sell, it is said to have a problem with liquidity. The chance that a fund will have liquidity issues is called liquidity risk.

Inflation Risk

The safest investments usually have the lowest potential income and performance. There is a risk, then, that returns from the investment may fail to significantly outpace inflation. Even if the value of your investment has not gone down, your money will not be worth as much as if there had been no inflation. Your after-inflation return may be quite small. This risk is called inflation risk.

The fund engages in a variety of investment techniques as it pursues its investment objectives. Each technique has its own characteristics, and may pose some level of risk to the fund. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.

[left margin]

[graphic of hand with pointing index finger] Credit quality may be lower when the issuer has

*   a high debt level

*   a short operating history

*   a senior level of debt

*   a difficult, competitive environment

[graphic of hand with pointing index finger] The Statement of Additional Information provides a detailed description of these securities ratings.


8      American Century Investments                             1-800-345-2021


MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class shares of the fund. The rate of the management fee for a fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Fund to the Advisor
as a Percentage of Average Net Assets for the
Most Recent Fiscal Year Ended December 31, 1998
--------------------------------------------------------------------------------
International Bond                                                     0.84%


www.americancentury.com                   American Century Investments       9


THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategies.

The advisor and the Board of Trustees have hired and supervise J.P. Morgan Investment Management Inc. (JPMIM), a subadvisor, to make investment decisions for the fund.

The portfolio managers on the investment team are identified below:

DAVID SCHROEDER

Mr. Schroeder, Vice President and Senior Portfolio Manager, has been a member of the team that manages International Bond since June 1997. He joined American Century in 1990 as a portfolio manager. He has a bachelor of arts from Pomona College.

DAVID GIBBON

Mr. Gibbon, Vice President and Fixed-Income Portfolio Manager, has been a member of the team that manages International Bond since December 1998. He joined JPMIM, New York in 1992 and has worked in London since 1997. He has a bachelor's degree in physics from Princeton University. He is a Chartered Financial Analyst.

DOMINIC PEGLER

Mr. Pegler, Vice President, JPMIM, and Fixed-Income Portfolio Manager, has been a member of the team that manages International Bond since June 1997. He joined JPMIM London in 1996 after seven years at the Bank of England, serving as an economist and in the Reserves Management Department, managing the UK's foreign exchange reserves. He has a bachelor's degree and an MBA in economics from the London School of Economics.

[left margin]

[graphic of hand with pointing index finger] CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.


10        American Century Investments                           1-800-345-2021


FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the fund owns could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of issuers' securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.


www.americancentury.com                   American Century Investments       11


INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE

Investor Relations
1-800-345-2021

Business, Not-For-Profit and Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call us or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call an Investor Relations Representative.

[graphic of telephone]

--------------------------------------------------------------------------------

BY MAIL OR FAX

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN AN ACCOUNT

Send a signed and completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES

Send us written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send us your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send us written instructions or a redemption form to sell shares. Call an Investor Relations Representative to request a form.

[graphic of envelope]

--------------------------------------------------------------------------------

ONLINE

www.americancentury.com

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.

[graphic of computer]


12      American Century Investments                             1-800-345-2021


A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and show respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.

--------------------------------------------------------------------------------

BY WIRE

[graphic of hand with pointing index finger] Please remember that if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call us to set up your account or mail a completed application to the address provided in the "By Mail" section and give your bank the following information.

* Our bank information:
       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918
* The fund name
* Your American Century account number+
* Your name
* The contribution year (for IRAs only)

+ For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions provided in the "Open an account" section.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not applicable.

[graphic of wire machine]

--------------------------------------------------------------------------------

AUTOMATICALLY

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send us written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

[graphic of circle with arrows]

--------------------------------------------------------------------------------

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers listed below. A representative can help you open an account, make additional investments and sell or exchange shares.

4500 Main St.                           4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday    8 a.m. to 6 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California               9445 East County Line Road, Suite A
8 a.m. to 5 p.m., Monday - Friday       Englewood, Colorado
                                        8 a.m. to 6 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

[graphic of person]


www.americancentury.com                  American Century Investments       13


MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                            $2,500
--------------------------------------------------------------------------------
Traditional IRA                                                $1,000
--------------------------------------------------------------------------------
Roth IRA                                                       $1,000
--------------------------------------------------------------------------------
Educational IRA                                                  $500
--------------------------------------------------------------------------------
UGMA/UTMA                                                      $2,500
--------------------------------------------------------------------------------
403(b)                                                     No minimum
--------------------------------------------------------------------------------
Qualified Retirement Plans                                    $2,500*

* The minimum investment requirements may be different for some types of retirement accounts.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds - up to seven days - or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


14      American Century Investments                             1-800-345-2021


INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a FINANCIAL INTERMEDIARY or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on its behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.


[left margin]

FINANCIAL INTERMEDIARIES include banks, broker-dealers, insurance companies and investment advisors.


www.americancentury.com                   American Century Investments       15


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by the fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Trustees. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when the fund's net asset value is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the net asset value next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. The fund pays distributions from net income quarterly, although it may elect to not pay a distribution in a given quarter. The fund may decide not to pay a distribution if, for example, net currency losses exceed net investment income. The fund generally pays distributions of capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[left margin]

The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

Distributions discussed in this Prospectus means income and realized securities gain distributions. The fund does not expect to make return of capital distributions.

16     American Century Investments                             1-800-345-2021


TAXES


The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received and capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                            Tax Rate for               Tax Rate for
Type of Distribution        15% Bracket                28% Bracket or Above
--------------------------------------------------------------------------------
Short-term
capital gains               Ordinary income rate       Ordinary income rate
--------------------------------------------------------------------------------
Long-term
capital gains               10%                        20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.

[left margin]

[graphic of hand with pointing index finger] BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.


www.americancentury.com                   American Century Investments       17


MULTIPLE CLASS INFORMATION

American Century offers two classes of the fund: Investor Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other class of shares primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other class has different fees, expenses and/or minimum investment requirements than the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this Prospectus, call us at 1-800-345-3533 for Advisor Class shares. You can also contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, both classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.


18      American Century Investments                             1-800-345-2021


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  Expense Ratio--operating expenses as a percentage of average net assets

*  Net Income Ratio--net investment income as a percentage of average net assets

*  Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended December 31, 1997 and 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the fund's annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.


www.americancentury.com                   American Century Investments       19


INTERNATIONAL BOND FUND

Investor Class

For a Share Outstanding Throughout the Years Ended December 31

PER-SHARE DATA
                                        1998            1997            1996            1995            1994

Net Asset Value,
Beginning of Year ............   $     10.92     $     11.79     $     11.95     $     10.36     $     10.82
                                 -----------     -----------     -----------     -----------     -----------
Income From
Investment Operations

  Net Investment Income ......          0.47            0.65            0.69            0.61            0.78

  Net Realized and
  Unrealized Gain
  (Loss) on
  Investment Transactions ....          1.47           (1.34)           0.03            1.88           (0.63)
                                 -----------     -----------     -----------     -----------     -----------
  Total From
 Investment Operations .......          1.94           (0.69)           0.72            2.49            0.15

Distributions

  From Net
  Investment Income ..........         (0.17)          (0.04)          (0.71)          (0.90)          (0.60)

  In Excess of Net
  Investment Income ..........          --              --             (0.02)           --              --

  From Net Realized
  Gains on Investment
  Transactions ...............         (0.25)          (0.14)          (0.15)           --             (0.01)
                                 -----------     -----------     -----------     -----------     -----------
  Total Distributions ........         (0.42)          (0.18)          (0.88)          (0.90)          (0.61)
                                 -----------     -----------     -----------     -----------     -----------
Net Asset Value,
End of Year ..................   $     12.44     $     10.92     $     11.79     $     11.95     $     10.36
                                 ===========     ===========     ===========     ===========     ===========
  Total Return(1) ............         17.87%          (5.88)%          6.38%          24.40%           1.52%


RATIOS/SUPPLEMENTAL DATA
                                        1998            1997            1996            1995            1994

Ratio of Operating
Expenses to Average
Net Assets ...................          0.84%           0.84%           0.83%           0.82%           0.86%

Ratio of Net
Investment Income
to Average
Net Assets ...................          4.11%           4.82%           5.48%           6.14%           6.09%

Portfolio Turnover
Rate .........................           322%            163%            242%            167%            166%

Net Assets,
End of Year
(in thousands) ...............   $   157,412     $   165,731     $   252,456     $   252,247     $   194,301


(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.


20      American Century Investments                             1-800-345-2021


NOTES


www.americancentury.com                   American Century Investments      21


[back cover]

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).


* In person        SEC Public Reference Room
                   Washington, D.C.
                   Call 1-800-SEC-0330 for location and hours.

* On the Internet  www.sec.gov

* By mail          SEC Public Reference Section
                   Washington, D.C. 20549-6009
                   (The SEC will charge a fee for copying the documents.)

Investment Company Act File No. 811-6441



                        [american century logo (reg. sm)]
                                    American
                                     Century


                         AMERICAN CENTURY INVESTMENTS
                                P.O. Box 419200
                       Kansas City, Missouri 64141-6200

                        1-800-345-2021 or 816-531-5575

9905
SH-PRS-15760

[front cover]

                                AMERICAN CENTURY

                                Prospectus

                                                        International Bond Fund

                                               [american century logo (reg. sm)]
                                                                        American
                                                                         Century


[left margin]


                                                                     MAY 1, 1999
                                                                   ADVISOR CLASS


   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                         Distributed by Funds Distributor, Inc.





Dear Investor,

   Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the fund. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

   Here's what you'll find:

       *   The fund's primary investments and risks

       *   A description of who may or may not want to invest in the fund

       *   Fund  performance,  including  returns for each year,  best and worst
           quarters,   and  average  annual  returns   compared  to  the  fund's
           benchmarks

       *   An overview of services available and ways to manage your accounts

       *   Helpful tips and definitions of key investment terms

   Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the fund. If you have questions, our Service Representatives are available weekdays, 8 a.m. to 5 p.m., Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.


                               Sincerely,
                               /s/Mark Killen
                               Mark Killen
                               Senior Vice President
                               American Century Investment Services, Inc.


[left margin]

                        [american century logo (reg. sm)]
                                    American
                                     Century


                                American Century
                                   Investments


                                 P.O. Box 419385
                                 Kansas City, MO
                                   64141-6385





TABLE OF CONTENTS


An Overview of the Fund ...................................................    2
Fund Performance History ..................................................    3
Fees and Expenses .........................................................    4
Information about the Fund ................................................    5
Basics of Fixed-Income Investing ..........................................    7
Management ................................................................    9
Investing with American Century ...........................................   12
Share Price and Distributions .............................................   14
Taxes .....................................................................   15
Multiple Class Information ................................................   16
Financial Highlights ......................................................   17
Performance Information of Other Class ....................................   19


[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[graphic of hand with pointing index finger] This symbol highlights special information and helpful tips.


                                                    American Century Investments


AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

The   fund   seeks   high   total   return   by   investing   in   high-quality,
nondollar-denominated government and corporate debt securities outside the United States.


WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests most of its assets in high-quality  DEBT  SECURITIES  issued by
foreign   corporations   and   governments.   The  advisor  expects  the  fund's
dollar-weighted average maturity to range from two to 10 years.


The fund's primary investment risks include

*  interest rate risk

*  currency risk

*  political and economic risk

*  market and trading risk


Additional important information about the fund's investment strategies and risks begins on page 5.


WHO MAY WANT TO INVEST IN THE FUND?


The fund may be a good investment if you

* want to diversify your investments beyond United States-dollar denominated securities and interest rate exposure

* want to protect your income against a decline in the purchasing power of the U.S. dollar relative to foreign currencies

*  are comfortable with the fund's other investment risks


WHO MAY NOT WANT TO INVEST IN THE FUND?


The fund may not be a good investment if you are

*  looking exclusively for current income

*  unable to tolerate the risk of investing in foreign securities

*  unable to tolerate rapid fluctuations in the value of your investment


*  looking for the added security of FDIC insurance

[left margin]


DEBT SECURITIES means bonds, notes and debentures. Debt securities also are sometimes called fixed-income securities.


[graphic of hand with pointing index finger] An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


2       American Century Investments                             1-800-345-3533



FUND PERFORMANCE HISTORY

INTERNATIONAL BOND FUND

When the Advisor Class of a fund has investment results for a full calendar year, this section will feature charts that show

*  Annual Total Returns

*  Highest and Lowest Quarterly Returns

* Average Annual Returns, including a comparison of these returns to a benchmark index for the Advisor Class of the fund

In addition, investors can examine the performance of the fund's Investor Class of shares. The Investor Class has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class existed during the periods presented, its performance would have been lower because of the additional expense.

All past performance information is designed to help show you how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.


[left margin]


[graphic  of  hand  with  pointing   index   finger]  For  current   performance
information, including yields, please call us at 1-800-345-3533 or visit American Century's Web site at www.americancentury.com.



www.americancentury.com                    American Century Investments       3


FEES AND EXPENSES


There are no sales loads, fees or other charges


*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Advisor Class shares of other American Century funds

The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                  Distribution                  Total Annual
                     Management   and Service      Other        Fund Operating
                     Fee          (12b-1) Fees(1)  Expenses(2)  Expenses
--------------------------------------------------------------------------------
International Bond   0.59%        0.50%            0.00%        1.09%(3)

(1) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page 16.

(2) Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.


(3) The Advisor Class of the fund commenced operations on October 27, 1998. The management fee number has been restated to reflect a full fiscal year of operations.

EXAMPLE

The example in the table below is intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year


*  incur the same operating expenses as shown above


 . . . your cost of investing in the fund would be:


                           1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
International Bond         $111         $345          $599          $1,322


[left margin]

[graphic of hand with pointing index finger] Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.


4       American Century Investments                             1-800-345-3533


INFORMATION ABOUT THE FUND

INTERNATIONAL BOND FUND


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The   fund   seeks   high   total   return   by   investing   in   high-quality,
nondollar-denominated government and corporate debt securities outside the United States.


HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?


The fund buys HIGH-QUALITY, nondollar-denominated foreign government and foreign corporate DEBT SECURITIES.

The subadvisor selects the fund's investments by using a combination of fundamental research and bond and currency valuation models.

* Economic/Political Fundamentals. The subadvisor evaluates each country's economic climate and political discipline for controlling deficits and inflation.

* Expected Return. Using economic forecasts, the subadvisor projects the expected return for each country.

* Relative Value. By contrasting expected risks and returns for investments in each country, the subadvisor selects those countries expected to produce the best return at reasonable risk.

Normally, the fund will only purchase bonds denominated in foreign currencies. The fund will not hedge back to the dollar.

The weighted average maturity of the fund is expected to be between two and 10 years.

Additional information about International Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?


When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk for International Bond is higher than for funds that have shorter weighted average maturities, such as short-term and limited-term funds.


As with all funds, at any given time the value of your shares of International Bond may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.


International Bond invests primarily in foreign securities, which involves greater risks than investing in U.S. securities. These risks are summarized below.

* Currency Risk. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of International Bond is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.

* Political and Economic Risk. Many countries where the fund invests are not as politically or economically developed as the United States. As a result, the economies and political and social structures of these countries could be unstable. This could cause the value of the fund's investments to decrease. The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

[left margin]


A HIGH QUALITY DEBT SECURITY is one that has been determined to be among the top half of investment grade. This can be established in a number of ways. For example, independent rating agencies may rate the security in one of their two highest rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment.



www.americancentury.com                    American Century Investments       5


* Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund.

* Availability of Information. Foreign companies generally are not subject to the regulatory controls or uniform accounting, auditing and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.

In summary, International Bond is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with the fund's investment strategy. An investment in the fund should not be considered a complete investment program and is not appropriate for investors who are unable to tolerate rapid fluctuations in the value of their investment.


6       American Century Investments                             1-800-345-3533


BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES


When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, inflation and liquidity.


The fund managers decide which debt securities to buy and sell by

*  determining which securities help a fund meet its maturity requirements

*  identifying securities that satisfy a fund's credit quality requirements

* evaluating the current economic conditions and assessing the risk of inflation

* evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, the more sensitive it is to changes in interest rates.


Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how a fund manager would calculate the weighted average maturity for a fund that owned only two debt securities.

                           Amount of       Percent of  Remaining     Weighted
                           Security Owned  Portfolio   Maturity      Maturity
--------------------------------------------------------------------------------
Debt Security A            $100,000        25%          1,000 days     250 days
--------------------------------------------------------------------------------
Debt Security B            $300,000        75%         10,000 days   7,500 days
--------------------------------------------------------------------------------
Weighted Average Maturity                                            7,750 days


TYPES OF RISK


The basic types of risk that the fund faces are described below.


Interest Rate Risk


Generally, interest rates and the prices of debt securities move in opposite directions. So when interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.

The degree to which interest rate changes affect the fund's performance varies and is related to the weighted average maturity of the fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. This sensitivity to interest rate changes is called interest rate risk.


[left margin]

[graphic of hand with pointing index finger] The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.


WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate the remaining maturity of a fund's investment portfolio.



www.americancentury.com                   American Century Investments       7


When interest rates change, longer maturity bonds experience a greater change in price. The following table shows the effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining                 Current            Price After        Change
Maturity                  Price              1% Increase        in Price
--------------------------------------------------------------------------------
1 year                    $100.00            $99.06             -0.94%
--------------------------------------------------------------------------------
3 years                   $100.00            $97.38             -2.62%
--------------------------------------------------------------------------------
10 years                  $100.00            $93.20             -6.80%
--------------------------------------------------------------------------------
30 years                  $100.00            $88.69            -11.31%


Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.


It's not as simple as buying the highest-rated debt securities. Higher credit ratings usually mean lower interest rates, so investors often purchase securities that aren't the highest-rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

The following chart shows the authorized credit quality ranges for the fund offered by this Prospectus.


----------------------------------- --------------------------------------------
         INVESTMENT GRADE                       NON-INVESTMENT GRADE
----------------------------------- --------------------------------------------
            A-1               A-2      A-3
            P-1               P-2      P-3
          MIG-1             MIG-2    MIG-3
           SP-1              SP-2     SP-3
   AAA       AA       A       BBB       BB      B      CCC     CC     C     D
--------------------------------------------------------------------------------
XXXXXXXXXXXXXXX International Bond
--------------------------------------------------------------------------------


Securities rated in one of the highest four categories by a nationally recognized securities rating organization (e.g., Moody's or Standard & Poor's) are considered "investment grade." For a complete description of the ratings system, see "Explanation of Fixed-Income Securities Ratings" in the Statement of Additional Information. The fund's credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.


Liquidity Risk

Debt securities can become difficult to sell for a variety of reasons, such as lack of an active trading market. When a fund's investments become difficult to sell, it is said to have a problem with liquidity. The chance that a fund will have liquidity issues is called liquidity risk.

Inflation Risk

The safest investments usually have the lowest potential income and performance. There is a risk, then, that returns from the investment may fail to significantly outpace inflation. Even if the value of your investment has not gone down, your money will not be worth as much as if there had been no inflation. Your after-inflation return may be quite small. This risk is called inflation risk.


The fund engages in a variety of investment techniques as it pursues its investment objective. Each technique has its own characteristics, and may pose some level of risk to the fund. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.


[left margin]

[graphic of hand with pointing index finger] Credit quality may be lower when the issuer has

*   a high debt level

*   a short operating history

*   a senior level of debt

*   a difficult, competitive environment

[graphic of hand with pointing index finger] The Statement of Additional Information provides a detailed description of these securities ratings.


8       American Century Investments                             1-800-345-3533


MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.


THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.


THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.


The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Advisor Class shares of the fund. The rate of the management fee for a fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average
Net Assets for the Most Recent Fiscal Year Ended December 31, 1998
--------------------------------------------------------------------------------
International Bond                                                    0.59%



www.americancentury.com                   American Century Investments       9


THE FUND MANAGEMENT TEAM


The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategies.

The advisor and the Board of Trustees have hired and supervise J.P. Morgan Investment Management Inc. (JPMIM), a subadvisor, to make investment decisions for the fund.

The portfolio managers on the investment team are identified below:


DAVID SCHROEDER


Mr. Schroeder, Vice President and Senior Portfolio Manager, has been a member of the team that manages International Bond since June 1997. He joined American Century in 1990 as a portfolio manager. He has a bachelor of arts from Pomona College.

DAVID GIBBON

Mr. Gibbon, Vice President, JPMIM, and Fixed-Income Portfolio Manager, has been a member of the team that manages International Bond since December 1998. He joined JPMIM, New York in 1992 and has worked in London since 1997. He has a bachelor's degree in physics from Princeton University. He is a Chartered Financial Analyst.


DOMINIC PEGLER


Mr. Pegler, Vice President, JPMIM, and Fixed-Income Portfolio Manager, has been a member of the team that manages International Bond since June 1997. He joined JPMIM London in 1996 after seven years at the Bank of England, serving as an economist and in the Reserves Management Department, managing the UK's foreign exchange reserves. He has a bachelor's degree and an MBA in economics from the London School of Economics.


[left margin]

[graphic of hand with pointing index finger] CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.


10      American Century Investments                             1-800-345-3533


FUNDAMENTAL INVESTMENT POLICIES


Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.


YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.


In addition, the issuers of securities the fund owns could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of issuers' securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.



www.americancentury.com                   American Century Investments       11



INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through banks, broker-dealers, insurance companies and other financial intermediaries that provide various administrative and distribution services.


INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a FINANCIAL INTERMEDIARY or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments


Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.


Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.


Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on its behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds -- up to seven days -- or to honor certain redemptions with securities, rather than cash, as described in the next section.


[left margin]

[graphic of hand with pointing index finger] FINANCIAL INTERMEDIARIES include banks, broker-dealers, insurance companies and investment advisors.


12      American Century Investments                             1-800-345-3533



SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.



www.americancentury.com                   American Century Investments       13


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE


American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by the fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Trustees. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cutoff time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangements with the fund or the fund's distributor in order for you to receive that day's price.


DISTRIBUTIONS


Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. The fund pays distributions from net income quarterly, although it may elect to not pay a distribution in a given quarter. The fund may decide not to pay a distribution if, for example, net currency losses exceed net investment income. The fund generally pays distributions of capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.


[left margin]

The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

Distributions discussed in this Prospectus means income and realized securities gain distributions. The fund does not expect to make return of capital distributions.


14        American Century Investments                            1-800-345-3533


TAXES



The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.


Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions


Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:


                              Tax Rate for             Tax Rate for
Type of Distribution          15% Bracket              28% Bracket or
Above
--------------------------------------------------------------------------------
Short-term capital gains      Ordinary income rate     Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains       10%                      20%


The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax statement from the fund.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Taxes on Transactions


Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.


[left margin]

[graphic of hand with pointing index finger] BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.



www.americancentury.com                   American Century Investments       15


MULTIPLE CLASS INFORMATION


American Century offers two classes of the fund: Investor Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily to institutional investors through institutional distribution channels, such as employer- sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The other class has different fees, expenses and/or minimum investment requirements than the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this Prospectus, call us at 1-800-345-2021 for Investor Class shares. You can also contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, both classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.


SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay out of fund assets certain expenses associated with the distribution of their shares. The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund pays an annual fee of 0.50% of fund assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see "Multiple Class Structure--Master Distribution and Shareholder Services Plan" in the Statement of Additional Information.


16      American Century Investments                             1-800-345-3533


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS


The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate


*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period


The table also includes some key statistics for the period as appropriate

* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions


*  Expense Ratio--operating expenses as a percentage of average net assets

* Net Income Ratio--net investment income as a percentage of average net assets

*  Portfolio Turnover--the percentage of the fund's buying and selling activity


The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the fund's annual report for the fiscal year ended December 31, 1998, which is incorporated by reference into the Statement of Additional Information, and is available upon request.



www.americancentury.com                   American Century Investments      17



INTERNATIONAL BOND FUND

Advisor Class

For a Share Outstanding Throughout the Period Ended December 31

PER-SHARE DATA
                                                                       1998(1)

Net Asset Value, Beginning of Period ...................         $    12.50
                                                                 ----------
Income From Investment Operations
  Net Investment Income ................................               0.08

  Net Realized and Unrealized Gain
  on Investment Transactions ...........................               0.19
                                                                 ----------
  Total From Investment Operations .....................               0.27
                                                                 ----------
Distributions
  From Net Investment Income ...........................              (0.17)

  From Net Realized Gains
  on Investment Transactions ...........................              (0.16)
                                                                 ----------
  Total Distributions ..................................              (0.33)
                                                                 ----------
Net Asset Value,
End of Period ..........................................         $    12.44
                                                                 ==========
  Total Return(2) ......................................               2.12%

RATIOS/SUPPLEMENTAL DATA
                                                                       1998

Ratio of Operating Expenses
to Average Net Assets ..................................               1.08%(3)

Ratio of Net Investment
Income to Average Net Assets ...........................               3.71%(3)

Portfolio Turnover Rate ................................                322%

Net Assets, End of Period ..............................         $   33,762

(1)  October 27, 1998 (commencement of sale) through December 31, 1998.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.


18      American Century Investments                             1-800-345-3533


PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  Expense Ratio--operating expenses as a percentage of average net assets

* Net Income Ratio--net investment income as a percentage of average net assets

*  Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended December 31, 1997 and 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the fund's annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.


www.americancentury.com                   American Century Investments      19


INTERNATIONAL BOND FUND

Investor Class

For a Share Outstanding Throughout the Years Ended December 31

PER-SHARE DATA
                                        1998            1997            1996            1995            1994

Net Asset Value,
Beginning of Year ............   $     10.92     $     11.79     $     11.95     $     10.36     $     10.82
                                 -----------     -----------     -----------     -----------     -----------
Income From
Investment Operations

  Net Investment Income ......          0.47            0.65            0.69            0.61            0.78

  Net Realized and
  Unrealized Gain
  (Loss) on
  Investment Transactions ....          1.47           (1.34)           0.03            1.88           (0.63)
                                 -----------     -----------     -----------     -----------     -----------
  Total From
 Investment Operations .......          1.94           (0.69)           0.72            2.49            0.15

Distributions

  From Net
  Investment Income ..........         (0.17)          (0.04)          (0.71)          (0.90)          (0.60)

  In Excess of Net
  Investment Income ..........          --              --             (0.02)           --              --

  From Net Realized
  Gains on Investment
  Transactions ...............         (0.25)          (0.14)          (0.15)           --             (0.01)
                                 -----------     -----------     -----------     -----------     -----------
  Total Distributions ........         (0.42)          (0.18)          (0.88)          (0.90)          (0.61)
                                 -----------     -----------     -----------     -----------     -----------
Net Asset Value,
End of Year ..................   $     12.44     $     10.92     $     11.79     $     11.95     $     10.36
                                 ===========     ===========     ===========     ===========     ===========
  Total Return(1) ............         17.87%          (5.88)%          6.38%          24.40%           1.52%


RATIOS/SUPPLEMENTAL DATA
                                        1998            1997            1996            1995            1994

Ratio of Operating
Expenses to Average
Net Assets ...................          0.84%           0.84%           0.83%           0.82%           0.86%

Ratio of Net
Investment Income
to Average
Net Assets ...................          4.11%           4.82%           5.48%           6.14%           6.09%

Portfolio Turnover
Rate .........................           322%            163%            242%            167%            166%

Net Assets,
End of Year
(in thousands) ...............   $   157,412     $   165,731     $   252,456     $   252,247     $   194,301


(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.


20      American Century Investments                             1-800-345-3533


NOTES


www.americancentury.com                   American Century Investments      21


[back cover]


MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS


ANNUAL AND SEMIANNUAL REPORTS


These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).

* In person              SEC Public Reference Room
                         Washington, D.C.
                         Call 1-800-SEC-0330 for location and hours.


* On the Internet        www.sec.gov

* By mail                SEC Public Reference Section
                         Washington, D.C. 20549-6009
                         (The SEC will charge a fee for copying the
documents.)

Investment Company Act File No. 811-6441


                        [american century logo (reg. sm)]
                                    American
                                     Century



                         AMERICAN CENTURY INVESTMENTS
                                P.O. Box 419385
                       Kansas City, Missouri 64141-6385


                        1-800-345-3533 or 816-531-5575

9905
SH-PRS-15761

[front cover]

                                                                     MAY 1, 1999


                               AMERICAN CENTURY

                       Statement of Additional Information

                                                         International Bond Fund


                                               [american century logo (reg. sm)]
                                                                        American
                                                                         Century



[left margin]


This Statement of Additional Information adds to the discussion in the fund's Prospectus, dated May 1, 1999, but is not a prospectus. The Statement of Additional Information should be read in conjunction with the fund's current Prospectus. If you would like a copy of the Prospectus, please contact us at one of the addresses or phone numbers listed on the back cover or visit American Century's Web site at www.americancentury.com.


This Statement of Additional Information incorporates by reference certain information that appears in the fund's annual and semiannual reports, which are delivered to all shareholders. You may obtain a free copy of the fund's annual or semiannual report by calling 1-800-345-2021.

                                         Distributed by Funds Distributor, Inc.




                      STATEMENT OF ADDITIONAL INFORMATION
                                  May 1, 1999

TABLE OF CONTENTS


The Fund's History ........................................................    2

Fund Investment Guidelines ................................................    2
    Portfolio Composition .................................................    2
    Currency Management ...................................................    2

Detailed Information about the Fund .......................................    3
    Investment Strategies and Risks .......................................    3
    Investment Policies ...................................................    9
    Temporary Defensive Measures ..........................................   12
    Portfolio Turnover ....................................................   12
    Transactions with Subadvisor Affiliates ...............................   12

Management ................................................................   13
    The Board of Trustees .................................................   13
    Officers ..............................................................   17

The Fund's Principal Shareholders .........................................   18

Service Providers .........................................................   18
    Investment Advisor ....................................................   18
    Transfer Agent and Administrator ......................................   20
    Distributor ...........................................................   20

Other Service Providers ...................................................   21
    Custodian Banks .......................................................   21
    Independent Accountants ...............................................   21

Brokerage Allocation ......................................................   21

Information about Fund Shares .............................................   21
    Multiple Class Structure ..............................................   22
    Buying and Selling Fund Shares ........................................   24
    Valuation of the Fund's Securities ....................................   24

Taxes .....................................................................   24
    Federal Income Taxes ..................................................   24

How Fund Performance
   Information is Calculated ..............................................   26
   Multiple Class Performance Advertising .................................   27

Financial Statements ......................................................   27

Explanation of Fixed-Income
  Securities Ratings ......................................................   27
    Bond Ratings ..........................................................   28
    Commercial Paper Ratings ..............................................   29
    Note Ratings ..........................................................   29


Statement of Additional Information                                           1



THE FUNDS' HISTORY

    American Century International Bond Funds (the "Trust") is a registered open-end management investment company that was organized as a Massachusetts business trust on August 28, 1991. The Trust was known as "Benham International Funds" until January 1997.

    The fund is a separate series of the Trust. The Trust may issue other series; the fund would operate for many purposes as if it were an independent company from any such future series.

Fund-Class (Ticker Symbol)                                   Inception Date
--------------------------------------------------------------------------------
International Bond Fund--
Investor Class (BEGBX)                                             1/7/1992

International Bond Fund--
Advisor Class (N/A)                                              10/27/1998
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

    This section explains the extent to which the fund's advisor, American Century Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, "Investment Strategies and Risks," which begins on page 3. In the case of the fund's principal investment strategies, these descriptions elaborate upon discussion contained in the Prospectus.

    The fund is a nondiversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). This means that the fund may take larger positions in individual issuer's securities; for example, the fund may invest more than 5% of its assets in the securities of a single issuer. This can increase the amount of risk in the portfolio, because it may become concentrated in fewer issuers than diversified funds.

    To meet federal tax requirements for qualification as a regulated investment company, the fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

PORTFOLIO COMPOSITION

    The fund manager intends to keep the fund fully invested in foreign debt securities. Under normal market conditions, the fund will invest at least 65% of its total assets in bonds issued or guaranteed by foreign governments or their agencies and by foreign authorities, provinces and municipalities. The fund may invest up to 35% of its total assets in high-quality (i.e., rated "AA" or higher) foreign corporate debt securities.

    The fund's investments may include but shall not be limited to: (1) Debt obligations issued or guaranteed by (a) a foreign sovereign government or one of its agencies, authorities, instrumentalities or political subdivisions including a foreign state, province or municipality, and (b) supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Community; (2) Debt obligations of (a) foreign banks and bank holding companies, and (b) domestic banks and corporations issued in foreign currencies; and (3) Foreign corporate debt securities and commercial paper. All of these investments must satisfy the credit quality standards (i.e., "AA" or higher) established by the trustees of the fund.

    The fund's credit quality requirements effectively limit the countries in which the fund may invest. As of the date of this Prospectus, the fund expects to invest in the securities of issuers located in and governments of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Japan, Liechtenstein, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan and United Kingdom. To limit the possibility that the fund will become unduly concentrated in Japan, the fund currently limits its investment in issuers located in Japan to no more than 15% of total assets.

    For an explanation of the securities ratings referred to in the Prospectus and this Statement of Additional Information, see "Additional Performance Comparisons" on page 27.

CURRENCY MANAGEMENT

    The rate of exchange between U.S. dollars and foreign currencies fluctuates, which results in gains and losses to the fund. Even if the fund's foreign security


2                                                  American Century Investments


holdings perform well, an increase in the value of the dollar relative to the currencies in which portfolio securities are denominated can offset net investment income.

    Because the fund is designed for U.S. investors seeking currency and interest rate diversification, the subadvisor limits its use of hedging strategies intended to minimize the effect of currency fluctuations. Although hedging strategies (if they are successful) reduce exchange rate risk, they also reduce the potential for share price appreciation when foreign currencies increase in value relative to the U.S. dollar.

    When the subadvisor considers the U.S. dollar to be attractive relative to foreign currencies, as much as 25% of the fund's total assets may be hedged into dollars. For temporary defensive purposes and under extraordinary circumstances (such as significant political events), more than 25% of the fund's total assets may be hedged in this manner.


    In managing the fund's currency exposure, the subadvisor will buy and sell foreign currencies regularly, either in the spot (i.e., cash) market or the forward market. Forward foreign currency exchange contracts ("forward contracts") are individually negotiated and privately traded between currency traders (usually large commercial banks) and their customers. In most cases, no deposit requirements exist, and these contracts are traded at a net price without commission. Forward contracts involve an obligation to purchase or sell a specific currency at an agreed-upon price on a future date. Most contracts expire in less than one year. The fund also may use futures and options for currency management purposes. For more information on futures and options, please see "Futures and Options" on page 6.

DETAILED INFORMATION ABOUT THE FUND


INVESTMENT STRATEGIES AND RISKS

    This section describes each of the investment vehicles and strategies that the advisor can use in managing a fund's assets. It also details the risks associated with each, because each technique contributes to a fund's overall risk profile.

U.S. GOVERNMENT SECURITIES


    U.S. government securities include bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government.


    Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association (FNMA), are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

REPURCHASE AGREEMENTS


    The fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the fund.

    A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

    Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

    The fund will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the fund's Board of Trustees.



Statement of Additional Information                                           3



    The fund will not invest more than 15% of its assets in repurchase agreements maturing in more than seven days.


SECURITIES LENDING

    The fund may lend its portfolio securities to earn additional income. If a borrower defaulted on a securities loan, the fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss.

    To minimize the risk of default on securities loans, the manager adheres to guidelines prescribed by the Board of Trustees governing lending of securities. These guidelines strictly govern (1) the type and amount of collateral that must be received by the fund; (2) the circumstances under which additions to that collateral must be made by borrowers; (3) the return received by the fund on the loaned securities; (4) the limitations on the percentage of fund assets on loan; and (5) the credit standards applied in evaluating potential borrowers of portfolio securities. In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

    The fund expects to exchange dollars for the fund's underlying currencies, and vice versa, in the normal course of managing the fund's underlying investments. J.P. Morgan Investment Management Inc. (JPMIM), the fund's subadvisor, does not expect that the fund will hold currency that is not earning income on a regular basis, although the fund may do so temporarily when suitable investments are not available. The fund may exchange currencies on a "spot" basis (i.e., for prompt delivery and settlement), or by entering into forward currency exchange contracts (also called forward contracts) or other contracts to purchase and sell currencies for settlement at a future date. The fund will incur costs in converting assets from one currency to another. Foreign exchange dealers may charge a fee for conversion; in addition, they also realize a profit based on the difference (i.e., the spread) between the prices at which they buy and sell various currencies in the spot and forward markets. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, and repurchase it at a lesser rate should the fund desire to resell the currency to the dealer.

    Forward contracts are agreements to exchange a specific amount of one currency for a specified amount of another at a future date. The date may be any agreed fixed number of days in the future. The amount of currency to be exchanged, the price at which the exchange will take place, and the date of the exchange are negotiated when the fund enters into the contract and are fixed for the term of the contract. Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. However, the fund may enter into forward contracts with deposit requirements or commissions.


    At the maturity of a forward contract, the fund may complete the contract by paying for and receiving the underlying currency, or may seek to roll forward its contractual obligation by entering into an "offsetting" transaction with the same currency trader and paying or receiving the difference between the contractual exchange rate and the current exchange rate. The fund also may be able to enter into an offsetting contract prior to the maturity of the underlying contract. This practice is sometimes referred to as "cross hedging" and may be employed if, for example, JPMIM believes that one foreign currency (in which a portion of the fund's foreign currency holdings are denominated) will change in value relative to the U.S. dollar differently than another foreign currency. There is no assurance that offsetting transactions, or new forward contracts, will always be available to the fund.

    Investors should realize that the use of forward contracts does not eliminate fluctuations in the underlying prices of the securities. Such contracts simply establish a rate of exchange that the fund can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to fluctuations in the value of the hedged currency when used as a hedge against foreign currency declines, at the same time they tend to limit any potential gain that might result from the change in the value of such currency.



4                                               American Century Investments


    Because investments in, and redemptions from, the fund will be in U.S. dollars, JPMIM expects that the fund's normal investment activity will involve a significant amount of currency exchange. For example, the fund may exchange dollars for its underlying foreign currencies for dollars in order to meet shareholder redemption requests or to pay expenses. These transactions may be executed in the spot or forward markets.

    In addition, the fund may combine forward transactions in its underlying currency with investments in U.S. dollar-denominated instruments, in an attempt to construct an investment position whose overall performance will be similar to that of a security denominated in its underlying currency. If the amount of dollars to be exchanged is properly matched with the anticipated value of the dollar-denominated securities, the fund should be able to "lock in" the foreign currency value of the securities, and the fund's overall investment return from the combined position should be similar to the return from purchasing a foreign currency-denominated instrument. This is sometimes referred to as a "synthetic" investment position or a "position hedge."

    The execution of a synthetic investment position may not be successful. It is impossible to forecast with absolute precision what the dollar value of a particular security will be at any given time. If the value of a dollar-denominated security is not exactly matched with the fund's obligation under the forward contract on the contract's maturity date, the fund may be exposed to some risk of loss from fluctuation of the dollar. Although JPMIM will attempt to hold such mismatchings to a minimum, there can be no assurance that JPMIM will be successful in doing so.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

    The fund may engage in municipal securities transactions on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

    When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

    In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

    As an operating policy, no fund will commit more than 50% of its total assets to when-issued or forward commitment agreements. If fluctuations in the value of securities held cause more than 50% of a fund's total assets to be committed under when-issued or forward commitment agreements, the advisor need not sell such agreements, but it will be restricted from entering into further agreements on behalf of the fund until the percentage of assets committed to such agreements is below 50% of total assets.

SHORT-TERM SECURITIES


    In order to meet anticipated redemptions, to hold pending the purchase of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the fund may invest a portion of its assets in money market and other short-term securities.

    Examples of those securities include

    * Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

    *   Commercial Paper

    *   Certificates of Deposit and Euro Dollar Certificates of Deposit

    *   Bankers' Acceptances

    *   Short-term notes, bonds, debentures or other debt instruments

    *   Repurchase agreements



Statement of Additional Information                                          5



OTHER INVESTMENT COMPANIES

     Each of the funds may invest up to 10% of its total assets in any other mutual fund, including those of the advisor, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, each fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company, (b) 5% of the fund's total assets with respect to any one investment company and (c) 10% of the fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.


FUTURES AND OPTIONS

    The fund may enter into futures contracts, options or options on futures contracts. Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. The fund does not use futures and options transactions for speculative purposes.

    Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

    Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

    Although futures contracts, by their terms, call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

    To initiate and maintain open positions in a futures contract, a fund would be required to make a good faith margin deposit in cash or government securities with a futures broker or custodian. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums.

    Once a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, the contract holder is required to pay additional variation margin. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to or from the futures broker for as long as the contract remains open and do not constitute margin transactions for purposes of the fund's investment restrictions.

PURCHASING PUT AND CALL OPTIONS


    By purchasing a put option, the fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. The fund also may terminate a put option position by closing it out in the secondary market at its current price if a liquid secondary market exists.



6                                                  American Century Investments


    The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

    The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS

    If the fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party chooses to exercise the option. When writing an option on a futures contract, the fund will be required to make margin payments to a broker or custodian as described above for futures contracts. The fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. However, if the secondary market is not liquid for a put option the fund has written, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.


    If security prices rise, a put writer would generally expect to profit, although the gain would be limited to the amount of the premium received. If security prices remain the same over time, the writer also would likely profit by being able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.


    Writing a call option obligates the fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price even if its current value is greater, a call writer gives up some ability to participate in security price increases.

COMBINED POSITIONS

    The fund may purchase and write options in combination with one another, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the fund may purchase a put option and write a call option on the same underlying instrument to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

OVER-THE-COUNTER OPTIONS


    Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organizations of the exchanges where they are traded. The risk of illiquidity also is greater with OTC options because these options generally can be closed out only by negotiation with the other party to the option.



Statement of Additional Information                                           7


RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

    Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate trends incorrectly, futures and options strategies may lower a fund's return.



    A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the fund to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

    A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.


    Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.


OPTIONS ON FUTURES


    By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.


CORRELATION OF PRICE CHANGES


    Because there are a limited number of types of exchange-traded futures and options contracts, it is likely that the standardized contracts available will not match the fund's current or anticipated investments exactly. The fund may invest in futures and options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests (for example, by hedging intermediate-term securities with a futures contract based on an index of long-term bond prices); this involves a risk that the futures position will not track the performance of the fund's other investments.


    Options and futures prices can diverge from the prices of their underlying instruments even if the underlying instruments correlate well with the fund's investments. Options and futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation also may result from differing levels of demand in the options and futures markets and securities markets,



8                                                   American Century Investments


from structural differences in how options and futures and securities are traded, or from the imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in an effort to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

FUTURES AND OPTIONS CONTRACTS RELATING TO FOREIGN CURRENCIES


    The fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. A fund also may purchase and write currency options in connection with currency futures or forward contracts.


    Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars.

    The uses and risks of currency futures are similar to those of futures relating to securities or indices, as described above. Currency futures values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the fund's investments. A currency hedge, for example, should protect a German-mark-denominated security from a decline in the German mark, but it will not protect the fund against a price decline resulting from a deterioration in the issuer's creditworthiness.

LIQUIDITY OF FUTURES CONTRACTS AND OPTIONS


    There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for futures contracts and options and may halt trading if a contract's price moves upward or downward more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a contract was not liquid, because of price fluctuation limits or otherwise, prompt liquidation of unfavorable positions could be difficult or impossible, and the fund could be required to continue holding a position until delivery or expiration regardless of changes in its value. Under these circumstances, the fund's access to assets held to cover its future positions also could be impaired.

    Futures and options trading on foreign exchanges may not be regulated as effectively as similar transactions in the U.S. and may not involve clearing mechanisms or guarantees similar to those available in the U.S. The value of a futures contract or option traded on a foreign exchange may be adversely affected by the imposition of different exercise and settlement terms, trading procedures, margin requirements and lesser trading volume.


RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS


    Each fund may enter into futures contracts, options or options on futures contracts.

    Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.


INVESTMENT POLICIES

    Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.



Statement of Additional Information                                           9


FUNDAMENTAL INVESTMENT POLICIES

    The fund's investment restrictions are set forth below. These investment restrictions are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.


    For purposes of the investment restriction relating to concentration, the fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and (d) personal credit and business credit businesses will be considered separate industries.

Subject            Policy
--------------------------------------------------------------------------------
Senior Securities  A fund may not issue senior securities,  except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing          A fund may not borrow money, except for temporary or
                   emergency purposes (not for leveraging or investment) in
                   an amount not exceeding 33 1/3% of the fund's total
                   assets (including the amount borrowed) less liabilities
                   (other than borrowings).
--------------------------------------------------------------------------------
Lending            A fund may not lend any security or make any other loan
                   if, as a result, more than 33 1/3% of the fund's total
                   assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its
                   investment objective, policies and limitations or
                   (ii) by engaging in  repurchase  agreements  with  respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate        A fund may not  purchase  or sell real  estate  unless
                   acquired  as a result of  ownership  of  securities  or other instruments.  This  policy  shall  not  prevent  a fund  from investing in securities or other  instruments  backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration      A fund may not  concentrate  its investments in securities of issuers  in a  particular  industry  (other  than  securities issued or  guaranteed  by the U.S.  government  or any of its agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting       A fund may not act as an underwriter of securities issued
                   by others, except to the extent that the fund may be
                   considered an underwriter within the meaning of the
                   Securities  Act of  1933  in the  disposition  of  restricted securities.
--------------------------------------------------------------------------------
Commodities        A fund may not purchase or sell physical  commodities  unless acquired  as a result of  ownership  of  securities  or other instruments  provided that this limitation shall not prohibit the fund from  purchasing  or  selling  options  and  futures
                   contracts   or  from   investing  in   securities   or  other
                   instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control            A fund may not invest for purposes of exercising control over management.



10                                                American Century Investments


NONFUNDAMENTAL INVESTMENT POLICIES

  In addition, the fund is subject to the following additional investment restrictions that are not fundamental and may be changed by the Board of Trustees.


Subject             Policy
--------------------------------------------------------------------------------
Diversification     The fund, to meet federal tax requirements for
                    qualification as a "regulated investment company," limits
                    its investment so that at the close of each quarter of
                    its taxable year: (i) with regard to at least 50% of
                    total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (ii) no more
                    than 25% of total assets are invested in the securities
                    of a single issuer. Limitations (i) and (ii) do not apply
                    to "Government securities" as defined for federal tax
                    purposes. The fund does not, with respect to 75% of its
                    total assets, currently intend to purchase the securities
                    of any issuer (other than securities issued or guaranteed
                    by the U.S. government or any of its agencies or
                    instrumentalities) if, as a result thereof, the fund would own more than 10% of the outstanding voting securities of
                    such issuer.
--------------------------------------------------------------------------------
Liquidity           The fund may not purchase any security or enter into a
                    repurchase agreement if, as a result, more than 15% of
                    its net assets would be invested in repurchase agreements
                    not entitling the holder to payment of principal and
                    interest within seven days and in securities that are
                    illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales         The fund may not sell securities short, unless it owns
                    or has the right to obtain securities equivalent in-kind and amount to the  securities  sold  short,  and  provided  that transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin              The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are
                    necessary for the clearance of transactions, and provided
                    that margin payments in connection with futures contracts
                    and options on futures contracts shall not constitute
                    purchasing securities on margin.
--------------------------------------------------------------------------------

    The Investment Company Act imposes certain additional restrictions upon acquisition by the fund of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the fund or its investment practices or policies.

    The Investment Company Act also provides that the fund may not invest more than 25% of its assets in the securities of issuers engaged in a single industry. In determining industry groups for purposes of this restriction, the SEC ordinarily uses the Standard Industry Classification codes developed by the United States Office of Management and Budget. In the interest of ensuring adequate diversification, the fund monitors industry concentration using a more restrictive list of industry groups than that recommended by the SEC. The fund believes that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these restrictive industry classifications may, however, cause the fund to forego investment possibilities that may otherwise be available to it under the Investment Company Act.



Statement of Additional Information                                          11


TEMPORARY DEFENSIVE MEASURES

    For temporary defensive purposes, the fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, the fund may direct its assets to the following investment vehicles:

    *    interest-bearing bank accounts or Certificates of Deposit

    * U.S. government securities and repurchase agreements collateralized by U.S. government securities

    *    money market funds

PORTFOLIO TURNOVER


    The portfolio turnover rates of the fund are shown in the Financial Highlights table in the Prospectuses.

    With respect to this fund, the managers will purchase and sell securities without regard to the length of time the security has been held. Accordingly, the fund's rate of portfolio turnover may be substantial.

    The fund managers intend to purchase a given security whenever they believe it may contribute to the stated objective of the fund. In order to achieve each fund's investment objective, the managers may sell a given security, no matter how long or how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the managers believe that the security is not fulfilling its purpose, either because, among other things, it did not live up to the managers' expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons. Under normal conditions, the fund's annual portfolio turnover rates may exceed 150%.

    Because investment decisions are based on the anticipated contribution of the security in question to the fund's objectives, the managers believe that the rate of portfolio turnover is irrelevant when they believe a change is in order to achieve those objectives. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the fund pays directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

    Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.


TRANSACTIONS WITH SUBADVISOR AFFILIATES

    As described in further detail under the section titled "MANAGEMENT," J.P. Morgan Investment Management, Inc. (JPMIM) is subadvisor to the fund pursuant to an agreement with American Century Investment Management, Inc.

    JPMIM, Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), J.P. Morgan Securities Inc., and J.P. Morgan Securities Limited are wholly owned subsidiaries of J.P. Morgan & Co. Incorporated, hereafter referred to collectively as "Morgan affiliates."

    J. P. Morgan Securities Inc. is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers. It is active as a dealer in U.S. government securities and an underwriter of and dealer in U.S. government agency securities and money market instruments.

    J.P. Morgan Securities Limited underwrites, distributes, and trades international securities, including Eurobonds, commercial paper, and foreign government bonds. J.P. Morgan & Co. Incorporated issues commercial paper and long-term debt securities. Morgan Guaranty and some of its affiliates issue certificates of deposit and create bankers' acceptances.

    To the extent that the fund invests a portion of its assets in such obligations, it will not invest in securities issued or created by Morgan affiliates.

    Certain activities of Morgan affiliates may affect the fund's portfolio or the markets for securities in which the fund invests. In particular, activities of Morgan affiliates may affect the prices of securities held by the


12                                                  American Century Investments


fund and the supply of issues available for purchase by the fund. Where a Morgan affiliate holds a large portion of a given issue, the price at which that issue is traded may influence the price of similar securities the fund holds or is considering purchasing.

    The fund will not purchase securities directly from Morgan affiliates, and the size of Morgan affiliates' holdings may limit the selection of available securities in a particular maturity, yield, or price range. The fund will not execute any transactions with Morgan affiliates and will use only unaffiliated broker-dealers. In addition, the fund will not purchase any securities of U.S. government agencies during the existence of an underwriting or selling group of which a Morgan affiliate is a member, except to the extent permitted by law.

    The fund's ability to engage in transactions with Morgan affiliates is restricted by the SEC and the Federal Reserve Board. In JPMIM's opinion, these limitations should not significantly impair the fund's ability to pursue its investment objectives. However, there may be circumstances in which the fund is disadvantaged by these limitations compared to other funds with similar investment objectives that are not subject to these limitations.

    In acting for its fiduciary accounts, including the fund, JPMIM will not discuss its investment decisions or positions with the personnel of any Morgan affiliate. JPMIM has informed the fund that, in making investment decisions, it will not obtain or use material, non-public information in the possession of any division or department of JPMIM or other Morgan affiliates.

    The commercial banking divisions of Morgan Guaranty and its affiliates may have deposit, loan, and other commercial banking relationships with issuers of securities the fund purchases, including loans that may be repaid in whole or in part with the proceeds of securities purchased by the fund. Except as may be permitted by applicable law, the fund will not purchase securities in any primary public offering when the prospectus discloses that the proceeds will be used to repay a loan from Morgan Guaranty. JPMIM will not cause the fund to make investments for the direct purpose of benefitting other commercial interests of Morgan affiliates at the fund's expense.

MANAGEMENT

THE BOARD OF TRUSTEES


    The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the fund, it has hired the advisor to do so. Two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

    The individuals listed in the following table whose names are marked by an asterisk (*) are interested persons of the fund (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the fund; the advisor, American Century Investment Management, Inc.
(ACIM); the fund's agent for transfer and administrative services, American Century Services Corporation (ACSC); the fund's distribution agent and co-administrator, Funds Distributor, Inc. (FDI); the parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries; or other funds advised by the advisor. Each trustee listed below serves as a trustee or director of seven registered investment companies in the American Century family of funds, which are also advised by the advisor.



Statement of Additional Information                                          13



                           Position(s)
Name (Age)                 Held          Principal Occupation(s)
Address                    With Fund     During Past Five Years
--------------------------------------------------------------------------------
Albert A. Eisenstat (68)   Trustee       General Partner, Discovery Venturers
1665 Charleston Road                     (venture capital firm, 1996 to
Mountain View, CA  94043                 present)
                                         Independent Director, Commercial
                                         Metals Co. (1982 to present)
                                         Independent Director, Sungard
                                         Data Systems (1991 to present)
                                         Independent Director, Business
                                         Objects S/A (software & programming,
                                         1994 to present)
--------------------------------------------------------------------------------
Ronald J. Gilson (52)      Trustee       Charles J. Meyers Professor of
1665 Charleston Road                     Law and Business, Stanford Law
Mountain View, CA  94043                 School (since 1979)
                                         Marc and Eva Stern Professor of
                                         Law and Business, Columbia
                                         University School of Law (since 1992)
                                         Counsel, Marron, Reid & Sheehy
                                         (a San Francisco law firm, since 1984)
--------------------------------------------------------------------------------
William M. Lyons* (43)     Trustee       President, Chief Operating Officer
4500 Main Street                         and Assistant Secretary, ACC
Kansas City, MO 64111                    Executive Vice President, Chief
                                         Operating Officer and Secretary
                                         ACSC and ACIS
--------------------------------------------------------------------------------
Myron S. Scholes (57)      Trustee       Limited Partner, Long-Term Capital
1665 Charleston Road                     Management (since February 1999)
Mountain View, CA  94043                 Principal, Long-Term Capital
                                         Management     (investment     advisor,
                                         1993-January   1999)   Frank  E.   Buck
                                         Professor of Finance, Stanford Graduate
                                         School   of   Business   (since   1981)
                                         Director,   Dimensional  Fund  Advisors
                                         (investment   advisor,    since   1982)
                                         Director, Smith Breeden Family of Funds
                                         (since 1992)
--------------------------------------------------------------------------------
Kenneth E. Scott (70)      Trustee       Ralph M. Parsons Professor of Law
1665 Charleston Road                     and Business, Stanford Law School
Mountain View, CA  94043                 (since 1972)
                                         Director, RCM Capital Funds, Inc.
                                         (since 1994)
-------------------------------------------------------------------------------
Isaac Stein (52)           Trustee       Director, Raychem Corporation
1665 Charleston Road                     (electrical equipment, since
1993)
Mountain View, CA  94043                 President, Waverley Associates, Inc.
                                         (private investment firm, since 1983)
                                         Director, ALZA Corporation
                                         (pharmaceuticals, since 1987)
                                         Trustee, Stanford University
                                         (since 1994)
                                         Chairman, Stanford Health Services
                                         (since 1994)
--------------------------------------------------------------------------------
James E. Stowers III* (40) Trustee,      Chief Executive Officer and
4500 Main Street           Chairman      Director, ACC
Kansas City, MO 64111      of the Board  President, Chief Executive Officer
                                         and Director, ACSC and ACIS
--------------------------------------------------------------------------------
Jeanne D. Wohlers (53)     Trustee       Director and Partner, Windy Hill
1665 Charleston Road                     Productions, LP (edutainment software,
Mountain View, CA  94043                 1994-present)
                                         Director, Quintus Corporation,
                                         (automation solutions, 1995-present)
                                         Vice President and Chief Financial
                                         Officer, Sybase, Inc. (software
                                         company, 1988 to 1992)
--------------------------------------------------------------------------------



14                                             American Century Investments


COMMITTEES


    The Board has four committees to oversee specific functions of the Trust's operations. Only independent trustees serve on these committees. Information about these committees appears in the table below:


Committee       Members              Function of Committee
--------------------------------------------------------------------------------


Audit           Albert A. Eisenstat  The Audit Committee selects and oversees
                Kenneth E. Scott     the activities of the Trust's independent
                Jeanne D. Wohlers    auditor. The Committee receives reports
                                     from   the   advisor's    Internal    Audit
                                     Department,  which is accountable solely to
                                     the Committee.  The Committee also receives
                                     reporting    about    compliance    matters
                                     affecting the Trust.
--------------------------------------------------------------------------------
Nominating      Albert A. Eisenstat  The Nominating Committee primarily
                Ronald J. Gilson     considers and recommends individuals
                Myron S. Scholes     for nomination as trustees. The names
                Kenneth E. Scott     of potential trustee candidates are
                Isaac Stein          drawn from a number of sources,
                Jeanne D. Wohlers    including recommendations from Board
                                     members, management and shareholders.  This
                                     committee    also    reviews    and   makes
                                     recommendations  to the Board with  respect
                                     to the composition of Board  committees and
                                     other Board-related matters,  including its
                                     organization,       size,      composition,
                                     responsibilities,       functions       and
                                     compensation.
--------------------------------------------------------------------------------
Portfolio       Ronald J. Gilson     The Portfolio Committee reviews quarterly
                Myron S. Scholes     the investment activities and strategies
                Isaac Stein          used to manage fund assets. The Committee
                                     regularly  receives  reports from portfolio
                                     managers,   credit   analysts   and   other
                                     investment  personnel concerning the funds'
                                     investments.
--------------------------------------------------------------------------------
Quality of      Ronald J. Gilson     The Quality of Service Committee reviews
Service         Myron S. Scholes     the level and quality of transfer agent
                Isaac Stein          and administrative services provided to
                                     the funds and their shareholders. It
                                     receives and reviews reports comparing
                                     those services to fund competitors and
                                     seeks to improve such services where
                                     feasible and appropriate.
--------------------------------------------------------------------------------



Statement of Additional Information                                        15


COMPENSATION OF TRUSTEES


    The trustees also serve as trustees for seven American Century investment companies other than the Trust. Each trustee who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all seven such companies based on a schedule that is based on the number of meetings attended and the assets of the fund for which the meetings are held. These fees and expenses are divided among the seven investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

    The following table shows the aggregate compensation paid by the Trust for the periods indicated by the seven investment companies served by this Board to each trustee who is not an interested person as defined in the Investment Company Act.


    The Trust has adopted the American Century Deferred Compensation Plan for Non-Interested Directors and trustees. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees.


    All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

    No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.


    The plan is an unfunded plan and, accordingly, the Trust has no obligation to segregate assets to secure or fund the deferred fees. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the Trust. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.


    No deferred fees were paid to any trustee under the plan during the fiscal year ended December 31, 1998.

Aggregate Trustee Compensation for Fiscal Year  Ended December 31, 1998
--------------------------------------------------------------------------------
                                                        Total Compensation
                                Total Compensation           from the
                                 Compensation from       American Century
Name of Trustee                     the Fund(1)         Family of Funds(2)
--------------------------------------------------------------------------------
Albert A. Eisenstat                   $4,079                  $65,750
Ronald J. Gilson                      $4,106                  $73,000
Myron S. Scholes                      $4,045                  $61,750
Kenneth E. Scott                      $4,096                  $73,000
Isaac Stein                           $4,065                  $67,500
Jeanne D. Wohlers                     $4,096                  $73,000
--------------------------------------------------------------------------------

(1) Includes compensation paid to the trustees during the fiscal year ended December 31, 1998, and also includes amounts deferred at the election of the trustees under the American Century Mutual Fund Deferred Compensation Plan for Non-Interested Directors and Trustees. The total amount of deferred compensation included in the preceding table is as follows: Mr. Eisenstat, $4,079; Mr. Gilson, $2,053; Mr. Scholes, $4,045; Mr. Scott, $2,048 and Ms. Wohlers, $2,048.

(2) Includes compensation paid by the seven investment company members of the American Century family of funds served by this Board.



16                                                American Century Investments


OFFICERS


    Background information for the officers of the Trust is provided in the following table. All persons named as officers of the Trust also serve in similar capacities for the 12 other investment companies advised by ACIM. Not all officers of the Trust are listed; only those officers with policy-making functions for the Trust are listed. No officer is compensated for his or her service as an officer of the Trust. The individuals listed in the table are interested persons of the fund (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the fund; ACC, ACC's subsidiaries (including ACIM and ACSC), or the fund's distributor
(FDI), as specified in the table.

                        Position(s)
Name (Age)              Held With     Principal Occupation(s)
Address                 Fund          During Past Five Years
--------------------------------------------------------------------------------
George A. Rio (44)      President     Executive Vice President and Director
60 State Street                       of Client Services, FDI (March 1998
Boston, MA 02109                      to present)
                                      Senior  Vice   President  and  Senior  Key
                                      Account Manager, Putnam Mutual Funds (June
                                      1995  to  March  1998)  Director  Business
                                      Development,  First Data  Corporation (May
                                      1994 to June 1995)  Senior Vice  President
                                      and   Manager  of  Client   Services   and
                                      Director  of  Internal  Audit,  The Boston
                                      Company, Inc. (September 1983 to May 1994)
--------------------------------------------------------------------------------
Mary A. Nelson (34)     Vice          Vice President and Manager of Treasury
60 State Street         President     Services and Administration, FDI
Boston, MA 02109                      (1994 to present)
                                      Assistant Vice President and Client
                                      Manager, The Boston Company, Inc.
                                      (1989 to 1994)
--------------------------------------------------------------------------------
Maryanne Roepke,        Vice          Senior Vice President, Treasurer and
CPA (43)                President     Principal Accounting Officer, ACSC
4500 Main Street        and Treasurer
Kansas City, MO 64111
--------------------------------------------------------------------------------
David C. Tucker (40)    Vice         Senior Vice President and General
4500 Main Street        President    Counsel, ACSC and ACIM (June 1998
Kansas City, MO 64111                to present)
                                     General Counsel, ACC (June 1998
                                     to present)
                                     Consultant to mutual fund industry
                                     May 1997-April 1998)
                                     Vice President and General Counsel,
                                     Janus Companies (1990 to 1997)
--------------------------------------------------------------------------------
Christopher J.          Vice         Vice President and Associate General
Kelley (34)             President    Counsel, FDI (since July 1996)
60 State Street                      Assistant Counsel, Forum Financial Group
Boston, MA 02109                     (April 1994 to July 1996)
                                     Compliance Officer, Putnam Investments
                                     (1992 to April 1994)
--------------------------------------------------------------------------------
Douglas A. Paul (52)    Secretary    Vice President and Associate General
1665 Charleston Road    and Vice     Counsel, ACSC
Mountain View, CA 94043 President
--------------------------------------------------------------------------------
C. Jean Wade (35)       Controller   Controller-Fund Accounting, ACSC
4500 Main Street
Kansas City, MO 64111
--------------------------------------------------------------------------------
Jon Zindel (32)         Tax Officer  Director of Taxation, ACSC (1996
4500 Main Street                     to present)
Kansas City, MO 64111                Tax Manager, Price Waterhouse, LLP
                                     (1989-1996)
--------------------------------------------------------------------------------



Statement of Additional Information                                         17



THE FUNDS' PRINCIPAL SHAREHOLDERS

    As of April 1, 1999 the following companies were the record owners of more than 5% of a fund's outstanding shares. The fund is unaware of any other shareholders, beneficial or of record, who own more than 5% of the fund's outstanding shares. As of April 1, 1999 the officers and trustees of the fund, as a group, own less than 1% of the fund's outstanding shares.

                                                                 Percentage
                                                                 of Shares
Fund                         Shareholder                         Outstanding
-------------------------------------------------------------------------------
International Bond           Charles Schwab & Co.                29.0%
                             101 Montgomery Street
                             San Francisco, CA 94101


SERVICE PROVIDERS

    The fund has no employees. To conduct its day-to-day activities, the Trust has hired a number of service providers. Each service provider has a specific function to fill on behalf of the Trust and is described below.


    ACIM and ACSC are both wholly owned by ACC. James E. Stowers Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.


INVESTMENT ADVISOR


    The fund has an investment management agreement with the advisor, dated August 1, 1997. This agreement was approved by the shareholders of the fund on July 30, 1997.


    A description of the responsibilities of the advisor appears in the Prospectus under the caption "Management."


    For the services provided to the fund, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the funds of its investment category managed by the advisor (the "Investment Category Fee"). For example, when calculating the fee for a money market fund, all of the assets of the money market funds managed by the advisor are aggregated. The three investment categories are money market funds, bond funds and equity funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the advisor (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the advisor.


    The schedules by which the Investment Category Fees are determined are as follows:

INVESTMENT CATEGORY FEE SCHEDULE FOR

*   International Bond


Category Assets                                     Fee Rate
-------------------------------------------------------------------------------
First $1 billion                                    0.6100%
Next $1 billion                                     0.5580%
Next $3 billion                                     0.5280%
Next $5 billion                                     0.5080%
Next $15 billion                                    0.4950%
Next $25 billion                                    0.4930%
Thereafter                                          0.4925%
-------------------------------------------------------------------------------


    The Complex Fee is determined according to the schedule on the table below.

COMPLEX FEE SCHEDULE


Complex Assets                                      Fee Rate
-------------------------------------------------------------------------------
First $2.5 billion                                  0.3100%
Next $7.5 billion                                   0.3000%
Next $15 billion                                    0.2985%
Next $25 billion                                    0.2970%
Next $50 billion                                    0.2960%
Next $100 billion                                   0.2950%
Next $100 billion                                   0.2940%
Next $200 billion                                   0.2930%
Next $250 billion                                   0.2920%
Next $500 billion                                   0.2910%
Thereafter                                          0.2900%
-------------------------------------------------------------------------------

    On the first business day of each month, the fund pays a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).



18                                                American Century Investments



    The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (1) the fund's Board of Trustees, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act); and (2) by the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

    The management agreement provides that it may be terminated at any time without payment of any penalty by the fund's Board of Trustees, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

    The management agreement provides that the advisor shall not be liable to the fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


    The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.


    Certain investments may be appropriate for the fund and also for other clients advised by the advisor. Investment decisions for the fund and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or fund. In addition, purchases or sales of the same security may be made for two or more clients or fund on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.


    The subadvisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the subadvisor believes that such aggregation provides the best execution for the fund. The fund's Board of Trustees has approved the policy of the advisor and subadvisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the fund participates at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The subadvisor will not aggregate portfolio transactions of the fund unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the fund and the terms of the management agreement. The subadvisor receives no additional compensation or remuneration as a result of such aggregation.

    Prior to August 1, 1997, Benham Management Corporation served as the investment advisor to the fund. Benham Management Corporation was merged into the advisor in late 1997.


    Unified management fees incurred by the fund by class for the fiscal periods ended December 31, 1998, 1997 and 1996, are indicated in the following table. Fee amounts are net of amounts reimbursed or recouped under the fund's previous investment advisory agreement with Benham Management Corporation.

UNIFIED MANAGEMENT FEES*

Fund                                1998          1997          1996
----------------------------------------------------------------------------
International Bond
     Investor                 $1,263,294    $1,219,730    $1,060,306
     Advisor                          61            0              0
----------------------------------------------------------------------------

*  Net of reimbursements

    The investment management agreement provides that the manager may delegate certain responsibilities under the agreement to a subadvisor. Currently, JPMIM serves as subadvisor to the fund under a subadvisory agreement between the manager and JPMIM dated August 1, 1997, that was approved by shareholders on July 30, 1997. This supersedes subadvisory agreements dated June 1, 1995, December 31, 1991, and June 1, 1994. The subadvisory agreement continues for an initial period of two years and thereafter so long as continuance is specifically approved by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's trustees, including a majority of those trustees who are neither parties to the agreement



Statement of Additional Information                                          19


nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days' written notice by the manager, the Board of Trustees, or a majority of the fund's outstanding shares or 12 months' written notice by JPMIM and will terminate automatically in the event of (i) its assignment or (ii) termination of the investment advisory agreement between the fund and the manager.

    The subadvisory agreement provides that JPMIM will make investment decisions for the fund in accordance with the fund's investment objective, policies, and restrictions, and whatever additional written guidelines it may receive from the manager from time to time. For these services, the manager pays JPMIM a monthly fee at an annual rate of .20% of the fund's average daily net assets up to $200 million; and .15% of average daily net assets over $200 million. Under the 1991 subadvisory agreement, the manager paid JPMIM a monthly fee at an annual rate of
 .25% of average daily net assets up to $200 million, and .05% of average daily net assets in excess of $200 million, with a minimum annual fee of $250,000.

    For the fiscal years ended December 31, 1998, 1997 and 1996, the manager paid JPMIM subadvisory fees as listed in the following table:

JPMIM SUBADVISORY FEES


1998                                 $340,185
1997                                 $315,813
1996                                 $470,287


OTHER ADVISORY RELATIONSHIPS


    In addition to managing the funds, the advisor also serves as an investment advisor to seven institutional accounts and to the following registered investment companies:


 American Century Mutual Funds, Inc.
 American Century World Mutual Funds, Inc.
 American Century Premium Reserves, Inc.
 American Century Variable Portfolios, Inc.
 American Century Capital Portfolios, Inc.
 American Century Strategic Asset Allocations, Inc.
 American Century Municipal Trust
 American Century Government Income Trust
 American Century Investment Trust
 American Century Target Maturities Trust
 American Century Quantitative Equity Funds
 American Century California Tax-Free and Municipal Funds

TRANSFER AGENT AND ADMINISTRATOR


    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the fund and of the advisor. The advisor pays ACSC for such services.

    Prior to August 1, 1997, the fund paid ACSC directly for its services as transfer agent and administrative services agent.

    Administrative service and transfer agent fees paid by the fund for the fiscal years ended December 31, 1997 and 1996, are indicated in the table below. Fee amounts are net of expense limitations.

ADMINISTRATIVE FEES
                                       Fiscal                    Fiscal
Fund                                     1997                      1996
----------------------------------------------------------------------------
International Bond                   $120,327                  $263,533
----------------------------------------------------------------------------

TRANSFER AGENT FEES
                                       Fiscal                    Fiscal
Fund                                     1997                      1996
----------------------------------------------------------------------------
International Bond                   $134,632                  $239,896
----------------------------------------------------------------------------


DISTRIBUTOR


    The fund's shares are distributed by FDI, a registered broker-dealer. The distributor is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The distributor's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

    The distributor is the principal underwriter of the fund's shares. The distributor makes a continuous, best-efforts underwriting of the fund's shares. This means that the distributor has no liability for unsold shares.



20                                                American Century Investments


OTHER SERVICE PROVIDERS

CUSTODIAN BANKS


    Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the fund. The custodians take no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by the fund. The fund, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.


INDEPENDENT ACCOUNTANTS


    PricewaterhouseCoopers LLP is the independent accountant of the fund for the fiscal years ended December 31, 1997 and 1998. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th Floor, Kansas City, Missouri 64105. As the independent accountant of the fund, PricewaterhouseCoopers provides services including (1) audit of the annual financial statements for the fund, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed for the fund.

    KPMG Peat Marwick LLP, 1000 Walnut, Suite 1600, Kansas City, Missouri 64106, served as independent auditors for the fund and examined the financial statements of the fund for all fiscal years ending prior to January 1, 1997.


BROKERAGE ALLOCATION


    Under the management agreement between the fund and the advisor and under the Subadvisory Agreement between the advisor and the subadvisor, the subadvisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price. In other transactions, the selection of broker or dealer is a function of the selection of market and the negotiation of price, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The subadvisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The subadvisor may choose to purchase and sell portfolio securities to and from dealers who provide statistical and other information and services, including research, to the fund and to the subadvisor. Such information or services will be in addition to and not in lieu of the services required to be performed by the subadvisor, and the expenses of the subadvisor will not necessarily be reduced as a result of the receipt of such supplemental information.


INFORMATION ABOUT FUND SHARES

    The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (or funds). Shares issued are fully paid and nonassessable and have no preemptive, conversion or similar rights.


    Voting rights are not cumulative, so that investors holding more than 50% of the Trust's (i.e., all funds') outstanding shares may be able to elect a Board of Trustees. The Trust understates dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of your investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.


    Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund. Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

    Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding and errors and omissions insurance)


Statement of Additional Information                                     21


for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.


    The assets belonging to each fund or class of shares are held separately by the custodian and the shares of each fund or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each fund or class. Your rights as a shareholder are the same for all funds or class of securities unless otherwise stated. Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

    In  the  event  of  complete   liquidation   or  dissolution  of  the  fund,
shareholders of each series or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

    Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.


MULTIPLE CLASS STRUCTURE


    The  Trust's  Board of  Trustees  has  adopted a  multiple  class  plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the fund may issue up to three classes of shares: an Investor Class, an Institutional Class and an Advisor Class. Not all American Century funds offer all three classes.

    The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described on this page). The plan has been adopted by the Board of Trustees and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.


RULE 12B-1


    Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to such rule, the Board of Trustees and initial shareholder of the Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan (the "Plan"). The Plan is described below.

    In adopting the Plan, the Board of Trustees [including a majority of trustees who are not interested persons of the fund (as defined in the Investment Company Act), hereafter referred to as the "independent trustees"] determined that there was a reasonable likelihood that the Plan would benefit the fund and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Trustees (including a majority of the independent trustees) annually. The Plan may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.


    All fees paid under the Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers.


22                                                 American Century Investments


MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN


    As described in the Prospectus, the fund's Advisor Class of shares also is made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The fund's distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.


    Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.


    To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's advisor has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the fund's Board of Trustees has adopted a Master Distribution and Shareholder Services Plan (the Distribution Plan). Pursuant to such Plan, the Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily assets of the fund's Advisor Class shares, 0.25% of which is paid for Shareholder Services (as described below) and 0.25% of which is paid for distribution services.

    Payments may be made for a variety of shareholder services, including, but are not limited to, (a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the fund as an underlying investment media) of shares and placing purchase, exchange and redemption orders with the Distributor; (b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses; (d) providing and maintaining elective services such as check writing and wire transfer services; (e) acting as shareholder of record and nominee for beneficial owners; (f) maintaining account records for shareholders and/or other beneficial owners; (g) issuing confirmations of transactions; (h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting; (i) preparing and forwarding shareholder communications from the fund (such as proxies, shareholder reports, annual and semiannual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and (j) providing other similar administrative and sub-transfer agency services. Shareholder Services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the fund.

    Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to, (a) the payment of sales commissions, on going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements; (b) compensation to registered representatives or other employees of distributor who engage in or support distribution of the fund's Advisor Class shares; (c) compensation to, and expenses (including overhead and telephone expenses) of distributor; (d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the fund's shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about fund shares; (h) complying with federal and state securities laws pertaining to the sale of fund shares; (i) assisting investors in completing application forms and selecting dividend and other account options;
(j) the providing of other reasonable assistance in connection with the distribution of fund shares; (k) the organizing and conducting of sales seminars and payments



Statement of Additional Information                                       23



in the form of transactional and compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD and (n) such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.


BUYING AND SELLING FUND SHARES

    Information about buying, selling and exchanging fund shares is contained in the American Century Investor Services Guide. The guide is available to investors without charge and may be obtained by calling us.


VALUATION OF THE FUND'S SECURITIES

    The fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), usually at 4 p.m. Eastern time each day the Exchange is open for business. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

    The subadvisor typically completes its trading on behalf of the fund in various markets before the Exchange closes for the day. Foreign currency exchange rates also are determined prior to the close of the Exchange. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair market value as determined in good faith under the direction of the Board of Trustees. The fund's share price is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.


TAXES

FEDERAL INCOME TAX


    The fund intends to qualify annually as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the fund in the manner they were realized by the fund

    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held greater than 12 months are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain to you with respect to such shares.

    Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect to investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

    If more than 50% of the value of a fund's total assets at the end of each quarter of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is



24                                                  American Century Investments



made, the foreign taxes paid by the fund will be treated as income received by you. In order for the shareholder to utilize the foreign tax credit, the mutual fund shares must have been held for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be separately disclosed and may be eligible as an itemized deduction.

    If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

    If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

    Redemption of shares of a fund (including redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.


    The fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund, defer fund losses, and affect the determination of whether capital gains and losses are characterized as long-term or short-term capital gains or losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the fund to mark to market certain types of the positions in its portfolio (i.e., treat them as if they were sold), which may cause the fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for relief from income and excise taxes, respectively. The fund will monitor its transactions and may make such tax elections as fund management deems appropriate with respect to foreign currency, options, futures contracts or forward contracts. The fund's status as a regulated investment company may limit its transactions involving foreign currency, futures, options and forward contracts.

    Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally


Statement of Additional Information                                          25


are treated as ordinary income or loss. Similarly, in disposing of debt securities denominated in foreign currencies, certain forward currency contracts, or other instruments, gains or losses attributable to fluctuations in the value of a foreign currency between the date the security, contract, or other instrument is acquired and the date it is disposed of are also usually treated as ordinary income or loss. Under Section 988 of the Code, these gains or losses may increase or decrease the amount of the fund's investment company taxable income distributed to shareholders as ordinary income.

    Earnings derived by the fund from sources outside the U.S. may be subject to non-U.S. withholding and possibly other taxes. Such taxes may be reduced or eliminated under the terms of a U.S. income tax treaty, and the fund intends to undertake any procedural steps required to claim the benefits of such a treaty. With respect to any non-U.S. taxes actually paid by the fund, if more than 50% in value of the fund's total assets at the close of any taxable year consists of securities of foreign corporations, the fund may elect to treat any non-U.S. income and similar taxes it pays as though the taxes were paid by its shareholders.


TAXATION OF NON-U.S. SHAREHOLDERS


    U.S. taxation of a shareholder who is a non-resident alien or a non-U.S. corporation, partnership, trust, or estate depends on whether the payments received from a fund are "effectively connected" with a U.S. trade or business carried on by such a shareholder. Ordinarily, income from the fund will not be treated as "effectively connected."

    If the payments received from the fund are effectively connected with a U.S. trade or business of the shareholder, then all distributions of net investment income and net capital gains of the fund and gains realized upon the redemption, exchange, or other taxable disposition of shares will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens, residents, or domestic entities, although the tax may be eliminated under the terms of an applicable U.S. income tax treaty. Non-U.S. corporate shareholders also may be subject to a branch profits tax with respect to payments from the fund.

    If the shareholder is not engaged in a U.S. trade or business, or the payments received from the fund are not effectively connected with the conduct of such a trade or business, the shareholder will generally be subject to U.S. tax withholding at the rate of 30% (or a lower rate under an applicable U.S. income tax treaty) on distributions of net investment income and net realized short-term capital received. Non-U.S. shareholders not engaged in a U.S. trade or business, or having no effectively connected income, may also be subject to U.S. tax at the rate of 30% (or a lower treaty rate) on additional distributions resulting from the fund's election to treat any non-U.S. taxes it pays as though the taxes were paid by its shareholders.

    Distributions of net realized long-term capital gains to non-U.S. shareholders and any capital gains realized by them upon the redemption or other taxable disposition of shares generally will not be subject to U.S. tax. In the case of individuals and other non-exempt, non-U.S. shareholders who fail to furnish the fund with required certifications regarding their foreign status on IRS Form W-8 or an appropriate substitute, the fund may be required to impose backup withholding of U.S. tax at the rate of 31% on distributions of net realized capital gains and proceeds of redemptions and exchanges.


    The information above is only a summary of some of the tax considerations affecting the fund and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local or foreign tax authorities to determine whether the fund is a suitable investment.


HOW FUND PERFORMANCE INFORMATION IS CALCULATED


    The fund may quote performance in various ways. Historical performance information will be used in advertising and sales literature.

    Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.



26                                                 American Century Investments



    The following table sets forth yield quotations for the two classes of the fund for the 30-day period ended December 31, 1998 (the last day of the fiscal year pursuant to computation methods prescribed by the SEC).

                                           Investor             Advisor
Fund                                       Class                Class
--------------------------------------------------------------------------------
International Bond                         3.04%                N/A
--------------------------------------------------------------------------------

    The fund also may elect to advertise cumulative total return and average annual total return, computed as described above.

    The following table shows the cumulative total return and the average annual total return of the Investor Class of the fund since its inception (as noted) through December 31, 1998.

Fund                                 1 Year            From Inception
--------------------------------------------------------------------------------
International Bond                   17.87%            78.41%
--------------------------------------------------------------------------------

(1) Commenced operations on January 7, 1992.

ADDITIONAL PERFORMANCE COMPARISONS

    The fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The fund also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.


MULTIPLE CLASS PERFORMANCE ADVERTISING

    Pursuant to the Multiple Class Plan, the Trust may issue additional classes of its existing fund or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the manager may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS


    The financial statements of the fund are included in the Annual Report to shareholders for the fiscal year ended December 31, 1998. The Annual Report is incorporated herein by reference. You may receive copies of the Reports without charge upon request to American Century at the address and telephone number shown on the back cover of this Statement of Additional Information.


EXPLANATION OF FIXED-INCOME SECURITIES RATINGS


    As described in the Prospectus, the fund invests in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus and in this Statement of Additional Information. The following is a summary of the rating categories referenced in the prospectus disclosure.



Statement of Additional Information                                        27


BOND RATINGS


S&P   Moody's   Description
--------------------------------------------------------------------------------
AAA   Aaa       These are the highest ratings assigned by S&P and Moody's to a debt obligation and indicates an extremely  strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA    Aa        Debt  rated in this  category  is  considered  to have a very strong  capacity to pay interest and repay principal and differs from AAA/Aaa issues only in a small degree.
--------------------------------------------------------------------------------
A     A         Debt rated A has a strong  capacity to pay  interest and repay principal  although  it is  somewhat  more  susceptible  to  the
                adverse  effects  of  changes  in  circumstances   and  economic
                conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB   Baa       Debt  rated  BBB/Baa  is  regarded  as  having  an  adequate capacity  to  pay  interest  and  repay  principal.  Whereas  it
                normally  exhibits  adequate  protection   parameters,   adverse
                economic conditions or changing circumstances are more likely to lead to a weakened  capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
--------------------------------------------------------------------------------
BB    Ba        Debt rated BB/Ba has less near-term  vulnerability to default than other speculative  issues.  However, it faces major ongoing uncertainties  or exposure  to adverse  business,  financial  or economic  conditions  that could lead to inadequate  capacity to meet  timely  interest  and  principal  payments.  The BB rating category also is used for debt  subordinated to senior debt that is assigned an actual or implied BBB- rating.
--------------------------------------------------------------------------------
B     B         Debt  rated  B has a  greater  vulnerability  to  default  but currently  has  the  capacity  to  meet  interest  payments  and principal  repayments.  Adverse business,  financial or economic conditions  will likely impair  capacity or  willingness  to pay interest and repay principal. The B rating category also is used for debt  subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.
--------------------------------------------------------------------------------
CCC   Caa       Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC/Caa rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B-/B3 rating.
--------------------------------------------------------------------------------
CC    Ca        The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied
                CCC/Caa rating.
--------------------------------------------------------------------------------
C     C         The rating C typically is applied to debt subordinated to
                senior debt, which is assigned an actual or implied CCC-/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
--------------------------------------------------------------------------------
CI    -         The  rating  CI is  reserved  for  income  bonds  on  which no interest is being paid.
--------------------------------------------------------------------------------
D     D         Debt rated D is in payment default. The D rating category
                is used when interest payments or principal payments are not made on the date due even if the applicable grace period
                has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
--------------------------------------------------------------------------------



28                                             American Century Investments


    To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

COMMERCIAL PAPER RATINGS

S&P      Moody's         Description
--------------------------------------------------------------------------------
A-1      Prime-1         This indicates that the degree of safety regarding
         (P-1)           timely payment is strong. Standard & Poor's rates
                         those issues determined to possess extremely strong
                         safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2      Prime-2         Capacity for timely payment on commercial paper is
         (P-2)           satisfactory, but the relative degree of safety is
                         not as  high as for  issues  designated  A-1.  Earnings
                         trends and coverage ratios,  while sound,  will be more
                         subject to variation.  Capitalization  characteristics,
                         while  still  appropriated,  may be  more  affected  by
                         external  conditions.   Ample  alternate  liquidity  is
                         maintained.
--------------------------------------------------------------------------------
A-3      Prime-3         Satisfactory capacity for timely repayment. Issues
         (P-3)           that carry this rating are somewhat more vulnerable
                         to the adverse changes in circumstances than
                         obligations carrying the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS

S&P      Moody's         Description
--------------------------------------------------------------------------------
SP-1     MIG-1; VMIG-1   Notes are of the highest quality enjoying
                         strong  protection from established cash flows of funds
                         for their servicing or from established and broad-based
                         access to the market for refinancing,
                         or both.
--------------------------------------------------------------------------------
SP-2     MIG-2; VMIG-2   Notes are of high quality, with margins of protection
                         ample, although not so large as in the preceding
                         group.
--------------------------------------------------------------------------------
SP-3     MIG-3; VMIG-3   Notes are of favorable quality, with all security
                         elements accounted for, but lacking the undeniable
                         strength of the preceding grades. Market access for
                         refinancing, in particular, is likely to be less
                         well established.
--------------------------------------------------------------------------------
SP-4     MIG-4; VMIG-4   Notes are of adequate quality,  carrying
                         specific risk but having  protection and not distinctly
                         or predominantly speculative.
--------------------------------------------------------------------------------


Statement of Additional Information                                        29


MORE INFORMATION ABOUT THE FUND IS CONTAINED THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS


     These contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that these are legally part of this SAI.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds, by contacting us at one of the addresses or telephone numbers listed below.


If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Security and Exchange Commission (SEC).

* In person                        SEC Public
                                   Reference Room
                                   Washington, D.C.
                                   Call 1-800-SEC-0330 for location and hours.

* On the Internet                  www.sec.gov

* By mail                          SEC Public Reference Section
                                   Washington, D.C. 20549-6009
                                   (The SEC will charge a fee for copying
                                   the documents.)

Investment Company Act File No. 811-3706


                        [american century logo (reg. sm)]
                                    American
                                     Century


AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533


SH-SAI-15762  9905

AMERICAN CENTURY INTERNATIONAL BOND FUNDS


1933 Act Post-Effective Amendment No. 14
1940 Act Amendment No. 15
--------------------------------------------------------------------------------

PART C   OTHER INFORMATION

Item 23 EXHIBITS.

        (a) Amended and Restated Declaration of Trust, dated March 1, 1999 is included herein as Exhibit EX-99.a.

        (b) Amended and Restated Bylaws dated March 9, 1998 are incorporated by reference to Exhibit 2(b) of Post-Effective Amendment No. 23 to the Registration Statement of American Century Municipal Trust, filed on March 26, 1998 (Accession # 0000746458-98-000007).

        (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article III, Article VIII, Article X, Article XI and
            Article  XII of  Registrant's  Declaration  of Trust,  appearing  as
            Exhibit (1) to Post-Effective Amendment No. 7 and Exhibit (1) to Post-Effective Amendment No. 9 to the Registration Statements on Form N-1A of the Registrant; and Article II, Article VII and Article VIII of Registrant's Amended and Restated Bylaws, appearing as Exhibit (b) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of American Century Municipal Trust.

        (d) (1) Investor Class Investment Management Agreement between American Century International Bond Funds and American Century Investment Management, Inc., dated August 1, 1997 (filed electronically as
            Exhibit 5 of Post-Effective Amendment No. 33 to the Registration Statement of American Century Government Income Trust on July 31, 1997, File No. 2-99222).

            (2) Advisor Class Investment Management Agreement between American Century International Bond Funds, American Century Government Income Trust, American Century Target Maturities Trust, American Century Quantitative Equity Funds and American Century Investment Management, Inc., dated August 1, 1997 (filed electronically as
            Exhibit 5 of Post-Effective Amendment No. 27 to the Registration Statement of American Century Target Maturities Trust on August 28, 1997, File No. 2-94608).

        (e) (1) Distribution Agreement between American Century International Bond Funds and Funds Distributor, Inc., dated January 15, 1998 (filed electronically as Exhibit 6 to Post-Effective Amendment No. 28 to the Registration Statement of American Century Target Maturities Trust on January 30, 1998, File No. 2-94608).

            (2) Amendment No. 1 to the Distribution Agreement between American Century International Bond Funds and Funds Distributor, Inc., dated June 1, 1998 (filed electronically as Exhibit 6b to Post-Effective Amendment No. 11 to the Registration Statement of American Century Capital Portfolios, Inc. on June 26, 1998, File No. 33-64872).

            (3) Amendment No. 2 to Distribution Agreement between American Century International Bond Funds and Funds Distributor, Inc., dated December 1, 1998 (filed electronically as Exhibit (e)(3) to Post-Effective Amendment No. 12 to the Registration Statement of American Century World Mutual Funds, Inc., on November 13, 1998, File No. 33-39242).

            (4) Amendment No. 3 to Distribution Agreement between American Century International Bond Funds and Funds Distributor, Inc., dated January 29, 1999 (filed electronically as Exhibit (e)(4) to Post-Effective Amendment No. 28 to the Registration Statement of American Century California Tax-Free and Municipal Funds, on December 28, 1998, File No. 2-82734).


        (f) Not Applicable.

        (g) (1) Custodian Agreement between American Century International Bond Funds and State Street Bank and Trust Company dated August 10, 1993 is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 7 filed on April 22, 1996 (Accession # 0000880268-96-000010).

            (2) Amendment No. 1 dated December 1, 1994 to the Custodian Agreement between American Century International Bond Funds and State Street Bank and Trust Company dated August 10, 1993 is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 7 filed on April 22, 1996 (Accession # 0000880268-96-000010).

            (3) Amendment No. 2 dated March 4, 1996 to the Custodian Agreement between American Century International Bond Funds and State Street Bank and Trust Company dated August 10, 1993 is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 7 filed on April 22, 1996 (Accession # 0000880268-96-000010).

        (h) (1) Transfer Agency Agreement between American Century International Bond Funds and American Century Services Corporation dated as of August 1, 1997, is incorporated herein by reference to Exhibit 9 of Post-Effective Amendment No. 33 to the Registration Statement of the American Century Government Income Trust filed on July 31, 1997 (Accession # 773674-97-000014).

            (2) Amendment to Transfer Agency Agreement between American Century International Bond Funds and American Century Services Corporation, dated June 29, 1998 (filed electronically as Exhibit 9b to Post-Effective Amendment No. 23 to the Registration Statement of American Century Quantitative Equity Funds on June 29, 1998, File No. 33-19589).

        (i) Opinion and consent of counsel dated April 30, 1999 is filed herein as Exhibit EX-99.i.

        (j) (1) Consent of PricewaterhouseCoopers, LLP, independent auditors, is filed herein as Exhibit EX-99.j1.

            (2) Consent of KPMG Peat Marwick, LLP, independent auditors (filed electronically as Exhibit 11(b) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant, filed on May 1, 1998, File No. 33-43321 and incorporated herein by reference.)

            (3) Power of Attorney dated December 18, 1998 is included herein as Exhibit EX-99.j3.

        (k) Not applicable.

        (l) Not applicable.

        (m) (1)Master Distribution and Shareholder Services Plan of American Century Government Income Trust, American Century International Bond Fund, American Century Target Maturities Trust and American Century Quantitative Equity Funds (Advisor Class) dated August 1, 1997 (filed electronically as Exhibit 15 to Post-Effective Amendment No. 27 to the Registration Statement of American Century Target Maturities Trust filed on August 28, 1997, File No. 2-94608).

            (2) Amendment No. 1 to Master Distribution and Shareholder Services Plan of American Century International Bond Funds (Advisor Class) dated June 29, 1998 (filed electronically as Exhibit 15b to Post-Effective Amendment No. 23 of American Century Quantitative Equity Funds filed on June 29, 1998, File No. 33-19589).

        (n) Financial Data Schedule of American Century International Bond Funds is included herein.

        (o) (1) Multiple Class Plan of American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century International Bond Funds, American Century Investment Trust, American Century Municipal Trust, American Century Target Maturities Trust and American Century Quantitative Equity Funds dated August 1, 1997 (filed electronically as Exhibit 18 of Post-Effective Amendment No. 27 to the Registration Statement of American Century Target Maturities Trust on August 28, 1997, File No. 2-94608).

            (2) Amendment to Multiple Class Plan of American Century International Bond Funds dated June 29, 1998 (filed electronically as Exhibit (o)(2) to Post-Effective Amendment No. 23 to the Registration Statement of American Century Quantitative Equity Funds on June 29, 1998, File No. 33-19589).


Item 24. Persons Controlled by or Under Common Control with Registrant.

    Not Applicable.


Item 25. Indemnification.

    As stated in Article VII, Section 3 of the Declaration of Trust, incorporated herein by reference to Exhibit 1 to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

    Registrant hereby incorporates by reference, as though set forth fully herein, Article VI of the Registrant's Bylaws, amended on May 17, 1995 (filed electronically as Exhibit 2(b) of Post-Effective Amendment No. 6 to the Registration Statement on February 29, 1996, File No. 33-43321).


Item 26. Business and other Connections of Investment Advisor.

    American Century Investment Management, Inc., the investment manager to each of the Registrant's Funds, is engaged in the business of managing investments for deferred compensation plans and other institutional investors.


Item 27. Principal Underwriters.

    (a)  Funds  Distributor,   Inc.  (the   "Distributor")   acts  as  principal
    underwriter for the following investment companies.

     American Century California Tax-Free and Municipal Funds
     American Century Capital Portfolios, Inc.
     American Century Government Income Trust
     American Century International Bond Funds
     American Century Investment Trust
     American Century Municipal Trust
     American Century Mutual Funds, Inc.
     American Century Premium Reserves, Inc.
     American Century Quantitative Equity Funds
     American Century Strategic Asset Allocations, Inc.
     American Century Target Maturities Trust
     American Century Variable Portfolios, Inc.
     American Century World Mutual Funds, Inc.
     The Brinson Funds
     Dresdner RCM Capital Funds, Inc.
     Dresdner RCM Equity Funds, Inc.
     Harris Insight Funds Trust
     HT Insight Funds, Inc. d/b/a Harris Insight Funds
     J.P. Morgan Institutional Funds
     J.P. Morgan Funds
     JPM Series Trust
     JPM Series Trust II
     LaSalle Partners Funds, Inc.
     Kobrick Investment Trust
     Merrimac Series
     Monetta Fund, Inc.
     Monetta Trust
     The Montgomery Funds I
     The Montgomery Funds II
     The Munder Framlington Funds Trust
     The Munder Funds Trust
     The Munder Funds, Inc.
     National Investors Cash Management Fund, Inc.
     Orbitex Group of Funds
     SG Cowen Funds, Inc.
     SG Cowen Income + Growth Fund, Inc.
     SG Cowen Standby Reserve Fund, Inc.
     SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
     SG Cowen Series Funds, Inc.
     St. Clair Funds, Inc.
     The Skyline Funds
     Waterhouse Investors Family of Funds, Inc.
     WEBS Index Fund, Inc.

    The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

    (b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal       Positions and Offices with          Positions and Offices with
Business Address*        Underwriter                         Registrant

Marie E. Connolly        Director, President and Chief       none
                         Executive Officer

George A. Rio            Executive Vice President            President, Principal Executive
                                                             and Principal Financial Officer

Donald R. Roberson       Executive Vice President            none

William S. Nichols       Executive Vice President            none

Margaret W. Chambers     Senior Vice President,              none
                         General Counsel, Chief
                         Compliance Officer,
                         Secretary and Clerk
Joseph F. Tower, III     Director, Senior Vice President,    none
                         Treasurer and Chief Financial
                         Officer

Paula R. David           Senior Vice President               none

Gary S. MacDonald        Senior Vice President               none

Judith K. Benson         Senior Vice President               none

William J. Nutt          Chairman and Director               none
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

    (c) Not applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at 4500 Main Street, Kansas City, Missouri 64111.


Item 29. Management Services.

    Not Applicable.


Item 30. Undertakings.

    Registrant  undertakes  to  furnish  each  person  to whom a  Prospectus  is
    delivered  with  a  copy  of  the  Registrant's   latest  annual  report  to
    shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 14 to its Registration Statement pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, and State of Missouri, on the 30th day of April, 1999.

                          AMERICAN CENTURY INTERNATIONAL BOND FUNDS


                          By: /*/ George A. Rio
                              George A. Rio
                              President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 has been signed below by the following persons in the capacities and on the dates indicated.


Signature                            Title                       Date

*George A. Rio                       President, Principal        April 30, 1999
---------------------------------    Executive and Principal
George A. Rio                        Financial Officer

*Maryanne Roepke                     Vice President, Treasurer   April 30, 1999
---------------------------------    and Principal Accounting
Maryanne Roepke                      Officer

*Albert A. Eisenstat                 Director                    April 30, 1999
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                    April 30, 1999
---------------------------------
Ronald J. Gilson

*William M. Lyons                    Director                    April 30, 1999
---------------------------------
William M. Lyons

*Myron S. Scholes                    Director                    April 30, 1999
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                    April 30, 1999
---------------------------------
Kenneth E. Scott

*Isaac Stein                         Director                    April 30, 1999
---------------------------------
Isaac Stein

*James E. Stowers III                Director                    April 30, 1999
---------------------------------
James E. Stowers III

*Jeanne D. Wohlers                   Director                    April 30, 1999
---------------------------------
Jeanne D. Wohlers

*By /s/Charles C.S. Park
    Charles C.S. Park
    Attorney-in-Fact